UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: May 31*

Date of reporting period: August 31, 2012

*	This Form N-Q pertains only to the following series of the Registrant: MFS Absolute Return Fund, MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Global Bond Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund and MFS Moderate Allocation Fund.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2012

MFS® AGGRESSIVE GROWTH ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

8/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 99.9%
MFS Commodity Strategy Fund - Class I (v)	5,581,693	$55,984,385
MFS Emerging Markets Equity Fund - Class R5	717,185	22,010,393
MFS Global Real Estate Fund - Class R5 (v)	3,892,776	55,355,273
MFS Growth Fund - Class R5 (a)	2,935,981	145,066,799
MFS International Growth Fund - Class R5	3,816,513	88,619,437
MFS International New Discovery Fund - Class R5	1,940,018	44,639,808
MFS International Value Fund - Class R5	3,387,385	88,884,979
MFS Mid Cap Growth Fund - Class I (a)	11,306,578	111,595,923
MFS Mid Cap Value Fund - Class I	7,710,284	111,336,495
MFS New Discovery Fund - Class R5	1,299,355	27,910,145
MFS New Discovery Value Fund - Class R5	2,732,894	27,684,214
MFS Research Fund - Class R5	3,581,127	100,092,512
MFS Research International Fund - Class R5	6,228,179	88,440,144
MFS Value Fund - Class R5	5,793,878	144,267,556
Total Underlying Affiliated Funds		$1,111,888,063

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)	40,467	$40,467
Total Investments		$1,111,928,530

Other Assets, Less Liabilities - 0.1%		798,447
Net Assets - 100.0%		$1,112,726,977

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

8/31/12 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,111,928,530	$—	$—	$1,111,928,530

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$831,436,243
Gross unrealized appreciation	280,492,287
Gross unrealized depreciation	—
Net unrealized appreciation (depreciation)	$280,492,287

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	6,193,199	134,615	(746,121)	5,581,693
MFS Emerging Markets Equity Fund	732,875	757,590	(773,280)	717,185
MFS Global Real Estate Fund	4,295,821	3,998,461	(4,401,506)	3,892,776
MFS Growth Fund	3,082,455	3,108,493	(3,254,967)	2,935,981
MFS Institutional Money Market Portfolio	408,265	13,517,471	(13,885,269)	40,467
MFS International Growth Fund	3,601,855	4,046,573	(3,831,915)	3,816,513
MFS International New Discovery Fund	2,056,403	2,069,422	(2,185,807)	1,940,018
MFS International Value Fund	3,516,177	3,655,411	(3,784,203)	3,387,385
MFS Mid Cap Growth Fund	11,650,844	218,010	(562,276)	11,306,578
MFS Mid Cap Value Fund	8,125,514	48,290	(463,520)	7,710,284
MFS New Discovery Fund	1,382,145	1,412,817	(1,495,607)	1,299,355
MFS New Discovery Value Fund	2,864,930	2,749,257	(2,881,293)	2,732,894
MFS Research Fund	3,754,288	3,825,835	(3,998,996)	3,581,127
MFS Research International Fund	6,371,251	6,695,014	(6,838,086)	6,228,179
MFS Value Fund	6,115,144	6,192,993	(6,514,259)	5,793,878

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(961,058)	$—	$—	$55,984,385
MFS Emerging Markets Equity Fund	(72,350)	—	—	22,010,393
MFS Global Real Estate Fund	(305,511)	—	—	55,355,273
MFS Growth Fund	711,685	—	—	145,066,799
MFS Institutional Money Market Portfolio	—	—	193	40,467
MFS International Growth Fund	53,383	—	—	88,619,437
MFS International New Discovery Fund	190,469	—	—	44,639,808
MFS International Value Fund	251,536	—	—	88,884,979
MFS Mid Cap Growth Fund	535,182	—	—	111,595,923
MFS Mid Cap Value Fund	145,851	—	—	111,336,495
MFS New Discovery Fund	120,240	—	—	27,910,145
MFS New Discovery Value Fund	(86,361)	—	—	27,684,214
MFS Research Fund	1,311,985	—	—	100,092,512
MFS Research International Fund	(730,818)	—	—	88,440,144
MFS Value Fund	(1,322)	—	795,635	144,267,556

	$1,162,911	$—	$795,828	$1,111,928,530

4

QUARTERLY REPORT

August 31, 2012

MFS® CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

8/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 100.0%
MFS Absolute Return Fund - Class I	4,005,115	$38,849,613
MFS Commodity Strategy Fund - Class I (v)	1,965,801	19,716,983
MFS Emerging Markets Debt Fund - Class R5	3,679,671	58,469,980
MFS Global Bond Fund - Class I	9,231,945	97,304,703
MFS Global Real Estate Fund - Class R5 (v)	1,367,700	19,448,699
MFS Government Securities Fund - Class R5	18,416,541	194,662,834
MFS Growth Fund - Class R5 (a)	2,385,215	117,853,455
MFS High Income Fund - Class R5	27,630,490	97,535,631
MFS Inflation-Adjusted Bond Fund - Class I	16,970,186	194,648,035
MFS International Growth Fund - Class R5	1,686,078	39,150,735
MFS International Value Fund - Class R5	1,492,566	39,164,945
MFS Limited Maturity Fund - Class I	31,782,641	194,509,765
MFS Mid Cap Growth Fund - Class I (a)	7,969,734	78,661,277
MFS Mid Cap Value Fund - Class I	5,411,759	78,145,806
MFS New Discovery Fund - Class R5	927,812	19,929,405
MFS New Discovery Value Fund - Class R5	1,922,391	19,473,823
MFS Research Bond Fund - Class R5	29,979,004	331,267,990
MFS Research Fund - Class R5	4,196,995	117,306,011
MFS Research International Fund - Class R5	5,526,208	78,472,152
MFS Value Fund - Class R5	4,699,682	117,022,073
Total Underlying Affiliated Funds		$1,951,593,915

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)	21	$21
Total Investments		$1,951,593,936

Other Assets, Less Liabilities - 0.0%		776,385
Net Assets - 100.0%		$1,952,370,321

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

8/31/12 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,951,593,936	$—	$—	$1,951,593,936

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,710,797,507
Gross unrealized appreciation	$242,725,760
Gross unrealized depreciation	(1,929,331)
Net unrealized appreciation (depreciation)	$240,796,429

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	3,759,940	314,146	(68,971)	4,005,115
MFS Commodity Strategy Fund	2,020,034	84,865	(139,098)	1,965,801
MFS Emerging Markets Debt Fund	3,654,646	3,753,367	(3,728,342)	3,679,671
MFS Global Bond Fund	8,772,470	636,725	(177,250)	9,231,945
MFS Global Real Estate Fund	1,397,094	1,394,866	(1,424,260)	1,367,700
MFS Government Securities Fund	17,347,100	18,881,764	(17,812,323)	18,416,541
MFS Growth Fund	2,313,626	2,469,480	(2,397,891)	2,385,215
MFS High Income Fund	26,486,596	28,283,954	(27,140,060)	27,630,490
MFS Inflation-Adjusted Bond Fund	16,169,992	1,234,647	(434,453)	16,970,186
MFS Institutional Money Market Portfolio	27	7,353,302	(7,353,308)	21
MFS International Growth Fund	1,498,647	1,742,254	(1,554,823)	1,686,078
MFS International Value Fund	1,443,257	1,543,543	(1,494,234)	1,492,566
MFS Limited Maturity Fund	29,819,829	2,556,754	(593,942)	31,782,641
MFS Mid Cap Growth Fund	7,596,080	565,424	(191,770)	7,969,734
MFS Mid Cap Value Fund	5,280,692	244,281	(113,214)	5,411,759
MFS New Discovery Fund	901,186	979,447	(952,821)	927,812
MFS New Discovery Value Fund	1,865,764	1,977,174	(1,920,547)	1,922,391
MFS Research Bond Fund	28,564,261	30,484,303	(29,069,560)	29,979,004
MFS Research Fund	4,063,796	4,331,469	(4,198,270)	4,196,995
MFS Research International Fund	5,323,565	5,746,057	(5,543,414)	5,526,208
MFS Value Fund	4,601,800	4,848,112	(4,750,230)	4,699,682

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(33,101)	$—	$151,270	$38,849,613
MFS Commodity Strategy Fund	(532,631)	—	—	19,716,983
MFS Emerging Markets Debt Fund	(12,783)	—	710,105	58,469,980
MFS Global Bond Fund	(113,959)	—	562,556	97,304,703
MFS Global Real Estate Fund	(37,503)	—	—	19,448,699
MFS Government Securities Fund	(12,478)	—	1,352,699	194,662,834
MFS Growth Fund	(99,278)	—	—	117,853,455
MFS High Income Fund	(67,880)	—	1,622,548	97,535,631
MFS Inflation-Adjusted Bond Fund	20,227	—	992,449	194,648,035
MFS Institutional Money Market Portfolio	—	—	46	21
MFS International Growth Fund	(74,342)	—	—	39,150,735
MFS International Value Fund	(35,292)	—	—	39,164,945
MFS Limited Maturity Fund	(184,021)	—	1,299,859	194,509,765
MFS Mid Cap Growth Fund	(79,269)	—	—	78,661,277
MFS Mid Cap Value Fund	(66,897)	—	—	78,145,806
MFS New Discovery Fund	(57,400)	—	—	19,929,405
MFS New Discovery Value Fund	(24,669)	—	—	19,473,823
MFS Research Bond Fund	13,578	—	2,832,406	331,267,990
MFS Research Fund	(78,175)	—	—	117,306,011
MFS Research International Fund	(350,897)	—	—	78,472,152
MFS Value Fund	(102,031)	—	613,892	117,022,073

	$(1,928,801)	$—	$10,137,830	$1,951,593,936

4

QUARTERLY REPORT

August 31, 2012

MFS® EMERGING MARKETS EQUITY FUND

PORTFOLIO OF INVESTMENTS

8/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 97.9%
Aerospace - 0.4%
Embraer S.A., ADR	101,860	$2,745,129

Airlines - 0.9%
Copa Holdings S.A., “A”	22,710	$1,762,977
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	48,180	4,046,156

		$5,809,133
Alcoholic Beverages - 1.0%
Companhia de Bebidas das Americas, ADR	173,010	$6,506,906

Apparel Manufacturers - 3.9%
Arezzo Industria e Comercio S.A.	189,980	$3,179,280
Cia.Hering S.A.	90,200	1,970,723
Li & Fung Ltd.	5,608,000	9,150,559
Stella International Holdings	3,350,000	7,996,720
Top Glove Corp.	2,216,000	3,758,249

		$26,055,531
Automotive - 4.2%
Exide Industries Ltd.	937,042	$2,255,639
Geely Automobile Holdings Ltd.	11,245,000	3,624,581
Guangzhou Automobile Group Co. Ltd., “H”	5,282,000	3,697,085
Kia Motors Corp.	207,420	13,604,120
Mando Corp.	33,945	4,833,580

		$28,015,005
Brokerage & Asset Managers - 2.1%
BM&F Bovespa S.A.	1,181,400	$6,256,490
Bolsa Mexicana de Valores S.A. de C.V.	2,134,900	4,194,195
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	243,743	3,133,993

		$13,584,678
Business Services - 2.4%
Cielo S.A.	67,564	$1,997,397
Infosys Technologies Ltd., ADR	188,520	8,017,756
LPS Brasil - Consultoria de Imoveis S.A.	220,100	3,838,386
Multiplus S.A.	94,390	2,008,793

		$15,862,332
Cable TV - 2.5%
Dish TV India Ltd. (a)	4,734,303	$5,481,153
Naspers Ltd.	190,460	11,083,534

		$16,564,687
Computer Software - 0.3%
Totvs S.A.	86,200	$1,675,250

Computer Software - Systems - 2.9%
Asustek Computer, Inc.	685,000	$6,881,876
Hon Hai Precision Industry Co. Ltd.	4,374,309	12,460,973

		$19,342,849

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Conglomerates - 0.8%
Alfa S.A de C.V., “A”	92,000	$1,456,456
First Pacific Co. Ltd.	3,536,000	3,793,155

		$5,249,611
Construction - 1.6%
Anhui Conch Cement Co. Ltd.	1,963,000	$4,920,371
Corporacion Moctezuma S.A. de C.V.	783,700	1,839,978
PDG Realty S.A.	1,022,700	1,990,081
Urbi Desarrollos Urbanos S.A. de C.V. (a)	3,244,590	1,641,487

		$10,391,917
Consumer Products - 1.9%
Dabur India Ltd.	3,625,305	$7,987,076
Hengan International Group Co. Ltd.	274,500	2,760,590
Kimberly-Clark de Mexico S.A. de C.V., “A”	933,210	1,883,552

		$12,631,218
Consumer Services - 1.4%
Abril Educacao S.A., IEU	128,500	$2,043,441
Anhanguera Educacional Participacoes S.A.	182,700	2,719,034
Estacio Participacoes S.A.	154,700	2,400,636
Kroton Educacional S.A. (a)	6	7
Kroton Educacional S.A., IEU (a)	136,722	2,236,155

		$9,399,273
Electrical Equipment - 0.2%
Crompton Greaves Ltd.	708,765	$1,374,845

Electronics - 9.4%
Samsung Electronics Co. Ltd.	24,360	$26,607,905
Seoul Semiconductor Co. Ltd.	182,049	3,338,779
Siliconware Precision Industries Co. Ltd.	9,906,000	11,054,429
Taiwan Semiconductor Manufacturing Co. Ltd.	7,601,695	21,181,842

		$62,182,955
Energy - Independent - 3.9%
China Shenhua Energy Co. Ltd.	1,390,000	$5,083,108
CNOOC Ltd.	3,177,000	6,013,236
INPEX Corp.	869	4,966,977
Reliance Industries Ltd.	687,977	9,487,368

		$25,550,689
Energy - Integrated - 3.2%
OAO Gazprom, ADR	1,155,560	$11,168,487
OAO NOVATEK, GDR	18,450	2,201,085
Petroleo Brasileiro S.A., ADR	359,100	7,591,374

		$20,960,946
Food & Beverages - 0.9%
Arca Continental S.A.B de C.V.	328,592	$2,061,570
M. Dias Branco S.A. Industria e Comercio de Alimentos	132,500	4,112,272

		$6,173,842

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Drug Stores - 4.2%
Brazil Pharma S.A.	320,000	$1,970,540
CP All PLC	3,091,300	3,403,538
Dairy Farm International Holdings Ltd.	386,100	4,169,880
E-Mart Co. Ltd.	31,429	6,857,160
O’Key Group S.A., GDR	1,002,146	9,420,172
Raia Drogasil S.A.	190,900	2,019,126

		$27,840,416
Gaming & Lodging - 0.9%
Minor International PLC	5,158,300	$2,419,882
Shangri-La Asia Ltd.	2,046,000	3,830,339

		$6,250,221
General Merchandise - 4.1%
Bim Birlesik Magazalar A.S.	49,700	$2,042,148
Clicks Group Ltd.	1,268,360	8,679,127
Lojas Renner S.A.	58,900	1,941,765
Mr. Price Group Ltd.	882,964	14,301,012

		$26,964,052
Health Maintenance Organizations - 0.3%
OdontoPrev S.A.	318,100	$1,723,780

Insurance - 1.9%
Brasil Insurance Participacoes e Administracao S.A.	526,100	$5,053,919
China Pacific Insurance Co. Ltd.	2,402,600	7,153,803

		$12,207,722
Machinery & Tools - 2.5%
Glory Ltd.	208,800	$4,676,801
Sinotruk Hong Kong Ltd.	6,657,000	3,470,600
Thermax Ltd.	230,227	2,011,718
TK Corp. (a)	241,598	6,102,899

		$16,262,018
Major Banks - 2.7%
Bank of China Ltd.	24,471,000	$8,921,371
Standard Chartered PLC	407,731	9,023,903

		$17,945,274
Medical & Health Technology & Services - 0.7%
Diagnosticos da America S.A.	311,400	$1,965,138
Fleury S.A.	268,700	2,918,782

		$4,883,920
Metals & Mining - 4.7%
Gerdau S.A., ADR	705,580	$6,300,829
Grupo Mexico S.A.B. de C.V., “B”	929,306	2,753,332
Iluka Resources Ltd.	412,589	3,921,649
Mining & Metallurgical Co. Norilsk Nickel, ADR	234,692	3,435,891
MOIL Ltd.	555,267	2,358,325
Steel Authority of India Ltd.	3,453,293	4,866,725
Ternium S.A., ADR	110,480	2,094,701
Vale S.A., ADR	333,090	5,452,683

		$31,184,135

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Network & Telecom - 0.8%
VTech Holdings Ltd.	440,000	$5,384,637

Oil Services - 1.5%
Global Ports Investments PLC, GDR	227,590	$3,284,124
Lamprell PLC	1,558,360	2,270,302
Tenaris S.A., ADR	109,600	4,571,416

		$10,125,842
Other Banks & Diversified Financials - 14.4%
Akbank T.A.S.	717,770	$2,832,887
Banco De Oro Unibank, Inc. (a)	260,770	378,372
Banco Santander Chile, ADR	18,460	1,371,393
Banco Santander S.A., IEU	521,400	4,007,015
Bancolombia S.A., ADR	23,710	1,362,377
Bangkok Bank Public Co. Ltd.	1,347,800	8,301,433
Bank Negara Indonesia PT	14,570,500	5,692,198
Bank Polska Kasa Opieki S.A.	89,930	4,086,371
China Construction Bank	15,617,490	10,300,045
Chinatrust Financial Holding Co. Ltd.	7,679,602	4,610,225
CIMB Group Holdings Berhad	1,200,500	2,988,569
Credicorp Ltd.	44,600	5,375,638
Grupo Financiero Banorte S.A. de C.V.	628,200	3,200,519
Hana Financial Group, Inc.	228,040	6,856,299
Housing Development Finance Corp. Ltd.	333,632	4,413,887
ICICI Bank Ltd.	500,496	8,128,200
Itau Unibanco Holding S.A., ADR	146,141	2,310,489
Komercni Banka A.S.	35,674	6,920,963
Sberbank of Russia (a)	2,441,020	7,093,604
Turkiye Garanti Bankasi A.S.	1,181,474	5,065,687

		$95,296,171
Pharmaceuticals - 0.5%
Genomma Lab Internacional S.A., “B” (a)	1,555,100	$3,123,438

Precious Metals & Minerals - 0.5%
Gold Fields Ltd.	273,997	$3,294,290

Real Estate - 1.9%
Asian Property Development PLC	10,890,200	$2,693,443
Brasil Brokers Participacoes	1,113,600	3,631,722
Hang Lung Properties Ltd.	1,891,000	6,482,180

		$12,807,345
Restaurants - 0.4%
Ajisen China Holdings Ltd.	3,918,000	$2,413,466

Specialty Chemicals - 1.2%
Chugoku Marine Paints Ltd.	611,000	$2,918,650
Formosa Plastics Corp.	1,057,000	2,854,501
Mexichem S.A.B de C.V.	468,100	2,088,827

		$7,861,978
Specialty Stores - 0.9%
M.Video	480,900	$4,250,622
PT Mitra Adiperkasa Tbk	2,632,000	1,821,835

		$6,072,457

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telecommunications - Wireless - 4.7%
America Movil S.A.B. de C.V., “L”, ADR	374,710	$9,588,829
China Mobile Ltd.	361,000	3,861,823
Mobile TeleSystems OJSC, ADR	192,035	3,535,364
MTN Group Ltd.	462,469	8,640,680
TIM Participacoes S.A., ADR	84,169	1,642,137
Turkcell Iletisim Hizmetleri A.S. (a)	676,840	4,018,179

		$31,287,012
Telephone Services - 3.3%
China Unicom (Hong Kong) Ltd.	7,056,000	$11,228,074
Empresa Nacional de Telecomunicaciones S.A.	69,898	1,346,235
PT XL Axiata Tbk	11,784,500	8,898,626

		$21,472,935
Utilities - Electric Power - 1.9%
Aguas Andinas S.A.	4,406,495	$2,890,137
Companhia Energetica de Minas Gerais, IPS	119,150	2,033,867
Energias do Brasil S.A.	470,200	3,004,332
Enersis S.A., ADR	116,270	1,914,967
Terna Participacoes S.A., IEU	80,280	2,906,833

		$12,750,136
Total Common Stocks		$647,228,041

Money Market Funds - 1.5%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)	9,700,498	$9,700,498
Total Investments		$656,928,539

Other Assets, Less Liabilities - 0.6%		3,884,959
Net Assets - 100.0%		$660,813,498

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

8/31/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Brazil	$105,288,293	$7	$—	$105,288,300
China	8,773,826	64,674,329	—	73,448,155
South Korea	—	68,200,741	—	68,200,741
Taiwan	—	59,043,846	—	59,043,846
India	29,486,512	26,896,180	—	56,382,692
South Africa	45,998,642	—	—	45,998,642
Russia	40,138,728	4,250,622	—	44,389,350
Hong Kong	11,793,374	29,014,096	—	40,807,470
Mexico	37,878,340	—	—	37,878,340
Other Countries	81,633,935	34,156,570	—	115,790,505
Mutual Funds	9,700,498	—	—	9,700,498
Total Investments	$370,692,148	$286,236,391	$—	$656,928,539

For further information regarding security characteristics, see the Portfolio of Investments.

6

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $103,917,470 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $111,808,842 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$615,570,974
Gross unrealized appreciation	$102,147,098
Gross unrealized depreciation	(60,789,533)
Net unrealized appreciation (depreciation)	$41,357,565

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,230,951	34,742,855	(31,273,308)	9,700,498

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,484	$9,700,498

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2012, are as follows:

Brazil	15.9%
China	11.1%
South Korea	10.3%
Taiwan	8.9%
India	8.5%
South Africa	7.0%
Russia	6.7%
Hong Kong	6.2%
Mexico	5.7%
Other Countries	19.7%

7

QUARTERLY REPORT

August 31, 2012

MFS® GROWTH ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

8/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 100.0%
MFS Absolute Return Fund - Class I	3,147,668	$30,532,381
MFS Commodity Strategy Fund - Class I (v)	12,379,481	124,166,195
MFS Emerging Markets Debt Fund - Class R5	5,791,487	92,026,728
MFS Emerging Markets Equity Fund - Class R5	991,672	30,434,428
MFS Global Bond Fund - Class I	11,609,101	122,359,920
MFS Global Real Estate Fund - Class R5 (v)	6,448,802	91,701,970
MFS Growth Fund - Class R5 (a)	6,835,871	337,760,393
MFS High Income Fund - Class R5	43,486,909	153,508,789
MFS Inflation-Adjusted Bond Fund - Class I	13,332,014	152,918,201
MFS International Growth Fund - Class R5	6,582,493	152,845,479
MFS International New Discovery Fund - Class R5	2,669,619	61,427,937
MFS International Value Fund - Class R5	5,833,141	153,061,613
MFS Mid Cap Growth Fund - Class I (a)	27,992,246	276,283,466
MFS Mid Cap Value Fund - Class I	19,082,064	275,544,998
MFS New Discovery Fund - Class R5	2,892,260	62,125,752
MFS New Discovery Value Fund - Class R5	6,032,612	61,110,355
MFS Research Bond Fund - Class R5	8,317,906	91,912,863
MFS Research Fund - Class R5	8,755,018	244,702,741
MFS Research International Fund - Class R5	15,093,322	214,325,179
MFS Value Fund - Class R5	13,500,336	336,158,365
Total Underlying Affiliated Funds		$3,064,907,753

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)	15	$15
Total Investments		$3,064,907,768

Other Assets, Less Liabilities - 0.0%		758,191
Net Assets - 100.0%		$3,065,665,959

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

8/31/12 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$3,064,907,768	$—	$—	$3,064,907,768

For further information regarding security characteristics, see the Portfolio of Investments.

2

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,512,312,520
Gross unrealized appreciation	$553,587,160
Gross unrealized depreciation	(991,912)
Net unrealized appreciation (depreciation)	$552,595,248

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	3,089,597	200,316	(142,245)	3,147,668
MFS Commodity Strategy Fund	12,797,010	269,899	(687,428)	12,379,481
MFS Emerging Markets Debt Fund	5,924,698	204,011	(337,222)	5,791,487
MFS Emerging Markets Equity Fund	949,405	45,679	(3,412)	991,672
MFS Global Bond Fund	11,504,338	658,311	(553,548)	11,609,101
MFS Global Real Estate Fund	6,656,942	80,812	(288,952)	6,448,802
MFS Growth Fund	6,728,684	142,220	(35,033)	6,835,871
MFS High Income Fund	43,323,307	2,476,970	(2,313,368)	43,486,909
MFS Inflation-Adjusted Bond Fund	13,331,220	897,969	(897,175)	13,332,014
MFS Institutional Money Market Portfolio	37	10,784,286	(10,784,308)	15
MFS International Growth Fund	5,824,016	6,648,336	(5,889,859)	6,582,493
MFS International New Discovery Fund	2,653,646	45,969	(29,996)	2,669,619
MFS International Value Fund	5,663,542	5,959,702	(5,790,103)	5,833,141
MFS Mid Cap Growth Fund	27,057,806	1,002,229	(67,789)	27,992,246
MFS Mid Cap Value Fund	18,850,182	335,393	(103,511)	19,082,064
MFS New Discovery Fund	2,858,004	85,547	(51,291)	2,892,260
MFS New Discovery Value Fund	5,911,389	213,963	(92,740)	6,032,612
MFS Research Bond Fund	8,310,231	525,316	(517,641)	8,317,906
MFS Research Fund	8,608,321	8,864,458	(8,717,761)	8,755,018
MFS Research International Fund	14,439,195	15,317,062	(14,662,935)	15,093,322
MFS Value Fund	13,335,209	247,317	(82,190)	13,500,336

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(15,771)	$—	$118,537	$30,532,381
MFS Commodity Strategy Fund	181,041	—	—	124,166,195
MFS Emerging Markets Debt Fund	1,288,763	—	1,126,514	92,026,728
MFS Emerging Markets Equity Fund	51,808	—	—	30,434,428
MFS Global Bond Fund	202,145	—	714,196	122,359,920
MFS Global Real Estate Fund	974,730	—	—	91,701,970
MFS Growth Fund	901,883	—	—	337,760,393
MFS High Income Fund	2,701,462	—	2,572,931	153,508,789
MFS Inflation-Adjusted Bond Fund	1,877,403	—	795,688	152,918,201
MFS Institutional Money Market Portfolio	—	—	66	15
MFS International Growth Fund	426,059	—	—	152,845,479
MFS International New Discovery Fund	328,553	—	—	61,427,937
MFS International Value Fund	1,210,745	—	—	153,061,613
MFS Mid Cap Growth Fund	368,474	—	—	276,283,466
MFS Mid Cap Value Fund	810,711	—	—	275,544,998
MFS New Discovery Fund	545,386	—	—	62,125,752
MFS New Discovery Value Fund	171,852	—	—	61,110,355
MFS Research Bond Fund	1,158,932	—	795,547	91,912,863
MFS Research Fund	1,331,001	—	—	244,702,741
MFS Research International Fund	964,427	—	—	214,325,179
MFS Value Fund	1,534,889	—	1,759,489	336,158,365

	$17,014,493	$—	$7,882,968	$3,064,907,768

4

QUARTERLY REPORT

August 31, 2012

MFS® INTERNATIONAL DIVERSIFICATION FUND

PORTFOLIO OF INVESTMENTS

8/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 99.9%
MFS Emerging Markets Equity Fund - Class R5	8,711,474	$267,355,137
MFS International Growth Fund - Class R5	28,822,477	669,257,924
MFS International New Discovery Fund - Class R5	11,676,263	268,670,807
MFS International Value Fund - Class R5	25,513,554	669,475,653
MFS Research International Fund - Class R5	56,535,461	802,803,544
Total Underlying Affiliated Funds		$2,677,563,065

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)	430,972	$430,972
Total Investments		$2,677,994,037

Other Assets, Less Liabilities - 0.1%		1,683,115
Net Assets - 100.0%		$2,679,677,152

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

8/31/12 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,677,994,037	$—	$—	$2,677,994,037

2

Portfolio of Investments (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,758,527,527
Gross unrealized appreciation	$114,574,290
Gross unrealized depreciation	(195,107,780)
Net unrealized appreciation (depreciation)	$(80,533,490)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Fund	8,383,139	8,826,815	(8,498,480)	8,711,474
MFS Institutional Money Market Portfolio	6,500,465	26,976,791	(33,046,284)	430,972
MFS International Growth Fund	25,495,210	29,138,074	(25,810,807)	28,822,477
MFS International New Discovery Fund	11,620,235	11,804,418	(11,748,390)	11,676,263
MFS International Value Fund	24,840,535	25,942,639	(25,269,620)	25,513,554
MFS Research International Fund	54,453,638	57,228,128	(55,146,305)	56,535,461

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Fund	$653,316	$—	$—	$267,355,137
MFS Institutional Money Market Portfolio	—	—	495	430,972
MFS International Growth Fund	930,526	—	—	669,257,924
MFS International New Discovery Fund	950,512	—	—	268,670,807
MFS International Value Fund	2,774,692	—	—	669,475,653
MFS Research International Fund	1,711,461	—	—	802,803,544

	$7,020,507	$—	$495	$2,677,994,037

3

QUARTERLY REPORT

August 31, 2012

MFS® INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS

8/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.5%
Aerospace - 0.8%
Rolls-Royce Holdings PLC	1,428,285	$18,619,489

Airlines - 1.1%
Copa Holdings S.A., “A”	319,120	$24,773,285

Alcoholic Beverages - 6.7%
Carlsberg A.S., “B”	276,978	$23,984,826
Diageo PLC	1,916,518	52,494,252
Heineken N.V. (l)	646,967	35,866,253
Pernod Ricard S.A.	348,957	37,602,113

		$149,947,444
Apparel Manufacturers - 5.4%
Cia.Hering S.A.	425,900	$9,305,219
Compagnie Financiere Richemont S.A.	363,126	22,269,852
Li & Fung Ltd.	19,356,400	31,583,789
LVMH Moet Hennessy Louis Vuitton S.A.	357,175	58,313,259

		$121,472,119
Automotive - 2.8%
Bayerische Motoren Werke AG	349,987	$25,382,718
Guangzhou Automobile Group Co. Ltd., “H”	9,180,000	6,425,452
Honda Motor Co. Ltd.	973,800	31,026,888

		$62,835,058
Broadcasting - 1.0%
Publicis Groupe S.A.	413,064	$21,439,308

Brokerage & Asset Managers - 1.2%
Aberdeen Asset Management PLC	3,169,321	$14,025,326
BM&F Bovespa S.A.	2,517,400	13,331,716

		$27,357,042
Business Services - 7.9%
Accenture PLC, “A”	407,680	$25,113,088
Amadeus IT Holding S.A.	772,090	17,247,353
Brenntag AG	184,947	22,041,344
Capita Group PLC	1,842,826	21,126,681
Compass Group PLC	4,328,450	48,729,101
Experian Group Ltd.	1,102,447	17,575,237
Intertek Group PLC	360,483	16,112,872
LPS Brasil - Consultoria de Imoveis S.A.	447,100	7,797,103

		$175,742,779
Computer Software - 4.5%
Check Point Software Technologies Ltd. (a)	724,320	$33,383,909
Dassault Systems S.A.	214,045	20,786,923
OBIC Co. Ltd.	93,040	19,617,844
SAP AG	417,593	27,528,271

		$101,316,947
Computer Software - Systems - 0.8%
NICE Systems Ltd., ADR (a)	556,700	$17,413,576

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - 0.5%
Bellway PLC	790,266	$10,904,427

Consumer Products - 3.4%
Reckitt Benckiser Group PLC	700,825	$39,615,883
Uni-Charm Corp.	632,400	36,791,392

		$76,407,275
Electrical Equipment - 2.6%
Legrand S.A.	469,533	$16,226,146
Mettler-Toledo International, Inc. (a)	111,460	18,403,161
Schneider Electric S.A.	369,328	23,324,590

		$57,953,897
Electronics - 3.8%
ASML Holding N.V.	246,480	$13,992,670
Infineon Technologies AG	1,649,885	11,403,363
Samsung Electronics Co. Ltd.	22,962	25,080,900
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,286,445	33,610,742

		$84,087,675
Energy - Independent - 0.9%
INPEX Corp.	3,404	$19,456,376

Energy - Integrated - 3.2%
BG Group PLC	1,985,821	$40,613,061
OAO Gazprom, ADR	1,795,790	17,356,310
Suncor Energy, Inc.	444,969	13,907,679

		$71,877,050
Engineering - Construction - 1.3%
JGC Corp.	903,400	$27,955,065

Food & Beverages - 5.0%
Groupe Danone	977,663	$60,931,856
Nestle S.A.	807,313	50,187,521

		$111,119,377
Food & Drug Stores - 3.0%
CP All PLC	10,110,800	$11,132,044
Dairy Farm International Holdings Ltd.	929,100	10,034,280
Lawson, Inc.	483,400	37,044,511
Sundrug Co. Ltd.	242,200	8,806,992

		$67,017,827
Gaming & Lodging - 0.6%
Sands China Ltd.	3,614,400	$12,768,850

General Merchandise - 0.6%
Lojas Renner S.A.	422,300	$13,922,024

Insurance - 1.3%
AIA Group Ltd.	8,323,400	$28,681,966

Internet - 0.9%
Yahoo Japan Corp.	56,148	$19,398,106

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - 2.4%
KONE Oyj “B”	252,879	$15,474,163
Schindler Holding AG	175,167	20,641,340
Weir Group PLC	636,830	16,512,752

		$52,628,255
Major Banks - 2.4%
HSBC Holdings PLC	3,067,928	$26,651,499
Standard Chartered PLC	1,239,475	27,386,135

		$54,037,634
Medical & Health Technology & Services - 1.5%
Diagnosticos da America S.A.	1,127,400	$7,114,633
Fleury S.A.	592,900	6,440,438
Fresenius Medical Care AG & Co. KGaA	262,303	18,914,583

		$32,469,654
Medical Equipment - 2.3%
Essilor International S.A.	248,321	$21,673,143
Sonova Holding AG	321,751	29,826,085

		$51,499,228
Metals & Mining - 1.7%
Iluka Resources Ltd.	1,222,084	$11,615,880
Rio Tinto Ltd.	510,605	26,167,423

		$37,783,303
Network & Telecom - 0.7%
Ericsson, Inc., “B”	1,702,693	$15,941,374

Oil Services - 1.6%
Saipem S.p.A.	465,911	$22,122,362
Technip	135,930	14,317,258

		$36,439,620
Other Banks & Diversified Financials - 5.6%
Banco Santander Chile, ADR	190,230	$14,132,187
Bank Rakyat Indonesia	16,942,000	12,379,404
Credicorp Ltd.	189,790	22,875,389
HDFC Bank Ltd.	1,755,154	18,801,130
Itau Unibanco Holding S.A., ADR	1,701,020	26,893,126
Julius Baer Group Ltd.	480,152	15,777,069
Siam Commercial Bank Co. Ltd.	3,132,800	14,996,649

		$125,854,954
Pharmaceuticals - 4.6%
Bayer AG	258,075	$20,018,496
Novo Nordisk A/S, “B”	176,773	27,840,147
Roche Holding AG	180,175	32,800,267
Santen Pharmaceutical Co. Ltd.	489,800	21,389,285

		$102,048,195
Precious Metals & Minerals - 1.1%
Goldcorp, Inc.	277,300	$11,384,561
Newcrest Mining Ltd.	523,028	13,355,671

		$24,740,232

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Railroad & Shipping - 2.5%
Canadian National Railway Co.	471,510	$43,162,025
Kuehne & Nagel, Inc. AG	103,720	11,809,326

		$54,971,351
Real Estate - 0.2%
Brasil Brokers Participacoes	1,695,200	$5,528,462

Specialty Chemicals - 5.7%
Akzo Nobel N.V.	319,605	$18,419,601
Croda International PLC	257,742	9,642,069
L’Air Liquide S.A.	194,783	22,919,567
Linde AG	267,319	42,113,286
Shin-Etsu Chemical Co. Ltd.	209,800	11,276,829
Symrise AG	673,385	22,796,564

		$127,167,916
Specialty Stores - 1.4%
Industria de Diseno Textil S.A.	275,942	$30,685,328

Telecommunications - Wireless - 1.4%
MTN Group Ltd.	717,229	$13,400,566
TIM Participacoes S.A., ADR	927,480	18,095,135

		$31,495,701
Telephone Services - 1.2%
China Unicom (Hong Kong) Ltd.	17,452,000	$27,771,025

Tobacco - 2.9%
Japan Tobacco, Inc.	2,112,200	$63,693,776
Total Common Stocks		$2,197,222,970

Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)	21,463,293	$21,463,293

Collateral for Securities Loaned - 0.5%
Navigator Securities Lending Prime Portfolio, 0.27%, at Net Asset Value (j)	10,004,820	$10,004,820
Total Investments		$2,228,691,083

Other Assets, Less Liabilities - 0.0%		1,113,871
Net Assets - 100.0%		$2,229,804,954

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

8/31/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$360,008,783	$—	$—	$360,008,783
France	297,534,163	—	—	297,534,163
Japan	146,336,671	150,120,393	—	296,457,064
Germany	190,198,625	—	—	190,198,625
Switzerland	183,311,460	—	—	183,311,460
Brazil	108,427,856	—	—	108,427,856
Hong Kong	22,803,130	60,265,755	—	83,068,885
Canada	68,454,267	—	—	68,454,267
Netherlands	68,278,524	—	—	68,278,524
Other Countries	385,373,646	156,109,697	—	541,483,343
Mutual Funds	31,468,113	—	—	31,468,113
Total Investments	$1,862,195,238	$366,495,845	$—	$2,228,691,083

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $113,497,876 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $867,277,214 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,050,339,731
Gross unrealized appreciation	$263,953,991
Gross unrealized depreciation	(85,602,639)
Net unrealized appreciation (depreciation)	$178,351,352

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	22,463,466	102,344,888	(103,345,061)	21,463,293

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,495	$21,463,293

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2012, are as follows:

United Kingdom	16.1%
France	13.3%
Japan	13.3%
Germany	8.5%
Switzerland	8.2%
Brazil	4.9%
Hong Kong	3.7%
United States	3.4%
Canada	3.1%
Other Countries	25.5%

6

QUARTERLY REPORT

August 31, 2012

MFS® INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS

8/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 95.1%
Aerospace - 1.1%
Cobham PLC	19,010,541	$66,197,694

Alcoholic Beverages - 2.9%
Heineken N.V. (l)	3,270,494	$181,308,116

Automotive - 0.7%
USS Co. Ltd.	425,160	$45,727,938

Broadcasting - 1.6%
Fuji Television Network, Inc.	33,517	$52,337,613
Nippon Television Network Corp.	339,850	47,042,571

		$99,380,184
Brokerage & Asset Managers - 1.4%
Computershare Ltd.	3,945,048	$34,341,556
Daiwa Securities Group, Inc.	14,944,000	54,359,579

		$88,701,135
Business Services - 6.2%
Amadeus IT Holding S.A.	3,916,761	$87,494,670
Brenntag AG	334,630	39,880,047
Bunzl PLC	5,141,221	91,757,662
Compass Group PLC	9,626,096	108,369,278
Nomura Research, Inc.	2,821,800	59,074,430

		$386,576,087
Chemicals - 1.1%
Givaudan S.A.	70,685	$66,709,108

Computer Software - 0.7%
OBIC Co. Ltd.	208,610	$43,986,226

Computer Software - Systems - 2.0%
Asustek Computer, Inc.	2,684,220	$26,967,107
Konica Minolta Holdings, Inc.	5,326,400	39,712,021
Nintendo Co. Ltd.	297,900	33,503,489
Venture Corp. Ltd.	3,536,500	22,016,237

		$122,198,854
Construction - 0.7%
Geberit AG	212,775	$44,863,944

Consumer Products - 7.2%
Henkel KGaA, IPS	1,679,965	$126,973,767
Kao Corp.	5,482,400	165,838,247
KOSE Corp.	1,061,000	24,710,377
Reckitt Benckiser Group PLC	2,286,986	129,277,594

		$446,799,985
Containers - 0.4%
Brambles Ltd.	3,300,641	$23,283,812

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - 1.7%
Legrand S.A.	2,083,742	$72,010,067
Spectris PLC	1,297,901	35,632,502

		$107,642,569
Electronics - 3.3%
ASM International N.V.	598,447	$21,076,345
Halma PLC	6,414,105	41,400,575
Hirose Electric Co. Ltd.	301,600	31,375,812
Samsung Electronics Co. Ltd.	29,385	32,096,604
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,511,432	81,018,050

		$206,967,386
Energy - Independent - 0.7%
Cairn Energy PLC	9,406,768	$42,867,888

Energy - Integrated - 5.4%
BP PLC	21,006,166	$147,210,803
Royal Dutch Shell PLC, “A”	5,265,976	184,289,343

		$331,500,146
Food & Beverages - 5.7%
Groupe Danone	2,919,416	$181,949,644
ITO EN Ltd.	792,300	15,788,473
Nestle S.A.	2,541,648	158,004,408

		$355,742,525
Food & Drug Stores - 1.6%
Lawson, Inc.	1,269,000	$97,247,589

Insurance - 6.4%
Amlin PLC	3,469,402	$21,242,293
Catlin Group Ltd.	3,537,624	25,760,570
Delta Lloyd N.V.	1,427,570	19,670,770
Euler Hermes	246,691	15,281,680
Hiscox Ltd.	6,148,990	45,371,821
ING Groep N.V. (a)	6,969,987	53,319,977
Jardine Lloyd Thompson Group PLC	2,743,014	33,450,222
Swiss Re Ltd.	1,561,475	97,888,634
Zurich Insurance Group AG	338,345	81,334,637

		$393,320,604
Leisure & Toys - 0.3%
Sankyo Co. Ltd.	429,000	$19,854,214

Machinery & Tools - 1.7%
Glory Ltd.	1,122,800	$25,149,005
Neopost S.A.	986,519	52,686,216
Schindler Holding AG	216,554	25,518,304

		$103,353,525
Major Banks - 3.3%
HSBC Holdings PLC	16,966,475	$147,390,025
Sumitomo Mitsui Financial Group, Inc.	1,808,900	56,241,141

		$203,631,166

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical & Health Technology & Services - 0.8%
Kobayashi Pharmaceutical Co. Ltd.	962,700	$51,457,941

Medical Equipment - 0.5%
Nihon Kohden Corp.	876,100	$29,697,546

Network & Telecom - 2.2%
Ericsson, Inc., “B”	11,764,391	$110,143,493
Nokia Oyj	8,284,641	23,550,151

		$133,693,644
Other Banks & Diversified Financials - 4.1%
Anglo Irish Bank Corp. PLC (a)	851,990	$0
Chiba Bank Ltd.	3,824,000	22,213,991
DnB NOR A.S.A.	5,682,821	65,306,820
Hachijuni Bank Ltd.	3,753,000	20,686,605
Joyo Bank Ltd.	5,396,000	25,995,394
Julius Baer Group Ltd.	839,198	27,574,779
Jyske Bank A.S. (a)	382,816	10,953,016
Sapporo Hokuyo Holdings, Inc.	4,985,300	12,814,797
Sydbank A.S. (a)	623,818	10,624,855
UniCredit S.p.A. (a)	12,574,277	49,788,531
Unione di Banche Italiane S.c.p.A.	2,048,460	6,874,243

		$252,833,031
Pharmaceuticals - 9.3%
Bayer AG	1,575,446	$122,205,017
GlaxoSmithKline PLC	7,019,864	158,837,601
Hisamitsu Pharmaceutical Co., Inc.	497,700	26,584,190
Roche Holding AG	831,299	151,335,253
Sanofi	751,736	61,506,953
Santen Pharmaceutical Co. Ltd.	1,191,500	52,032,122

		$572,501,136
Printing & Publishing - 1.5%
Pearson PLC	3,628,380	$68,847,857
United Business Media Ltd.	1,990,674	21,304,424

		$90,152,281
Real Estate - 2.3%
Deutsche Wohnen AG	3,963,338	$67,049,410
GSW Immobilien AG	1,451,914	51,754,999
TAG Immobilien AG	2,257,175	21,517,346

		$140,321,755
Specialty Chemicals - 1.7%
Shin-Etsu Chemical Co. Ltd.	1,124,145	$60,423,218
Symrise AG	1,370,868	46,408,934

		$106,832,152
Specialty Stores - 0.4%
Esprit Holdings Ltd.	17,452,881	$26,862,482

Telecommunications - Wireless - 7.8%
KDDI Corp.	31,313	$224,391,561
NTT DoCoMo, Inc.	51,284	87,437,169
Vodafone Group PLC	58,247,857	167,867,390

		$479,696,120

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telephone Services - 1.9%
China Unicom (Hong Kong) Ltd.	11,986,000	$19,073,087
Royal KPN N.V.	2,393,361	20,530,719
TDC A.S.	5,146,985	34,274,716
Telecom Italia S.p.A.	55,420,146	43,880,843

		$117,759,365
Tobacco - 5.0%
British American Tobacco PLC	3,090,932	$162,035,625
Japan Tobacco, Inc.	4,959,900	149,566,689

		$311,602,314
Trucking - 1.5%
Yamato Holdings Co. Ltd.	5,626,600	$93,659,602
Total Common Stocks		$5,884,930,064
Issuer/Expiration Date/Strike Price	Par Amount of Contracts
Put Options Purchased - 0.0%
JPY Currency - January 2013 @ $0.0119	JPY 4,893,031,000	$181,042
JPY Currency - March 2013 @ $0.0110	7,300,480,008	116,808
JPY Currency - July 2013 @ $0.0117	10,108,042,627	1,071,453
Total Put Options Purchased		$1,369,303

Call Options Purchased - 0.0%
EUR Currency - March 2013 @ JPY 121.25	EUR 158,797,765	$182,776
EUR Currency - July 2013 @ JPY 104.25	29,329,407	978,840
Total Call Options Purchased		$1,161,616
Issuer	Shares/Par
Money Market Funds - 5.3%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)	329,596,112	$329,596,112

Collateral for Securities Loaned - 2.3%
Navigator Securities Lending Prime Portfolio, 0.27%, at Net Asset Value (j)	140,892,326	$140,892,326
Total Investments		$6,357,949,421

Other Assets, Less Liabilities - (2.7)%		(167,598,613)
Net Assets - 100.0%		$6,190,350,808

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IPS	International Preference Stock
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
JPY	Japanese Yen

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

8/31/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$1,699,111,168	$—	$—	$1,699,111,168
Japan	327,969,766	1,340,939,783	—	1,668,909,549
Switzerland	653,229,067	—	—	653,229,067
Germany	475,789,520	—	—	475,789,520
France	383,434,560	—	—	383,434,560
Netherlands	295,905,926	—	—	295,905,926
Sweden	110,143,493	—	—	110,143,493
Taiwan	81,018,050	26,967,107	—	107,985,157
Italy	100,543,618	—	—	100,543,618
Other Countries	254,220,466	135,657,540	0	389,878,006
Purchased Currency Options	—	2,530,919	—	2,530,919
Mutual Funds	470,488,438	—	—	470,488,438
Total Investments	$4,851,854,072	$1,506,095,349	$0	$6,357,949,421

5

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments. At August 31, 2012, the fund held one level 3 security valued at $0, which was also held and valued at $0 at May 31, 2012.

Of the level 2 investments presented above, equity investments amounting to $155,697,683 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $2,373,382,527 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$5,903,550,311
Gross unrealized appreciation	$680,642,120
Gross unrealized depreciation	(226,243,010)
Net unrealized appreciation (depreciation)	$454,399,110

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	211,440,470	494,488,103	(376,332,461)	329,596,112

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$116,563	$329,596,112

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2012, are as follows:

United Kingdom	27.5%
Japan	27.0%
Switzerland	10.6%
Germany	7.7%
France	6.2%
United States	4.9%
Netherlands	4.8%
Sweden	1.8%
Taiwan	1.7%
Other Countries	7.8%

6

QUARTERLY REPORT

August 31, 2012

MFS® MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

8/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 99.9%
MFS Absolute Return Fund - Class I	3,733,146	$36,211,515
MFS Commodity Strategy Fund - Class I (v)	10,991,249	110,242,227
MFS Emerging Markets Debt Fund - Class R5	6,853,293	108,898,830
MFS Global Bond Fund - Class I	17,212,016	181,414,645
MFS Global Real Estate Fund - Class R5 (v)	5,096,299	72,469,366
MFS Government Securities Fund - Class R5	34,332,586	362,895,429
MFS Growth Fund - Class R5 (a)	5,878,854	290,474,156
MFS High Income Fund - Class R5	51,529,191	181,898,045
MFS Inflation-Adjusted Bond Fund - Class I	15,806,227	181,297,422
MFS International Growth Fund - Class R5	4,682,814	108,734,945
MFS International New Discovery Fund - Class R5	1,580,119	36,358,543
MFS International Value Fund - Class R5	4,143,346	108,721,393
MFS Mid Cap Growth Fund - Class I (a)	25,806,975	254,714,845
MFS Mid Cap Value Fund - Class I	17,578,975	253,840,398
MFS New Discovery Fund - Class R5	2,562,646	55,045,642
MFS New Discovery Value Fund - Class R5	5,365,635	54,353,885
MFS Research Bond Fund - Class R5	39,439,011	435,801,074
MFS Research Fund - Class R5	10,370,919	289,867,193
MFS Research International Fund - Class R5	15,316,494	217,494,214
MFS Value Fund - Class R5	11,633,977	289,686,038
Total Underlying Affiliated Funds		$3,630,419,805

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)	105	$105
Total Investments		$3,630,419,910

Other Assets, Less Liabilities - 0.1%		5,245,635
Net Assets - 100.0%		$3,635,665,545

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

8/31/12 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$3,630,419,910	$—	$—	$3,630,419,910

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,055,807,711
Gross unrealized appreciation	575,619,959
Gross unrealized depreciation	(1,007,760)
Net unrealized appreciation (depreciation)	$574,612,199

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	3,586,715	282,158	(135,727)	3,733,146
MFS Commodity Strategy Fund	11,258,333	464,551	(731,635)	10,991,249
MFS Emerging Markets Debt Fund	6,868,071	7,109,089	(7,123,867)	6,853,293
MFS Global Bond Fund	16,632,485	1,149,868	(570,337)	17,212,016
MFS Global Real Estate Fund	5,190,603	5,153,226	(5,247,530)	5,096,299
MFS Government Securities Fund	33,041,114	34,889,336	(33,597,864)	34,332,586
MFS Growth Fund	5,745,834	6,038,189	(5,905,169)	5,878,854
MFS High Income Fund	50,156,966	53,504,768	(52,132,543)	51,529,191
MFS Inflation-Adjusted Bond Fund	15,370,341	1,125,268	(689,382)	15,806,227
MFS Institutional Money Market Portfolio	47,971	17,252,723	(17,300,589)	105
MFS International Growth Fund	4,135,105	4,800,100	(4,252,391)	4,682,814
MFS International New Discovery Fund	1,566,760	1,632,328	(1,618,969)	1,580,119
MFS International Value Fund	4,004,680	4,286,979	(4,148,313)	4,143,346
MFS Mid Cap Growth Fund	24,707,231	1,588,000	(488,256)	25,806,975
MFS Mid Cap Value Fund	17,212,259	721,789	(355,073)	17,578,975
MFS New Discovery Fund	2,510,033	2,673,390	(2,620,777)	2,562,646
MFS New Discovery Value Fund	5,207,915	5,471,573	(5,313,853)	5,365,635
MFS Research Bond Fund	38,409,511	41,030,891	(40,001,391)	39,439,011
MFS Research Fund	10,103,883	10,646,832	(10,379,796)	10,370,919
MFS Research International Fund	14,665,120	15,854,275	(15,202,901)	15,316,494
MFS Value Fund	11,405,770	11,944,910	(11,716,703)	11,633,977

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(65,159)	$—	$140,210	$36,211,515
MFS Commodity Strategy Fund	(2,874,314)	—	—	110,242,227
MFS Emerging Markets Debt Fund	(42,402)	—	1,322,867	108,898,830
MFS Global Bond Fund	(355,065)	—	1,049,665	181,414,645
MFS Global Real Estate Fund	(160,705)	—	—	72,469,366
MFS Government Securities Fund	(38,841)	—	2,530,627	362,895,429
MFS Growth Fund	(258,345)	—	—	290,474,156
MFS High Income Fund	(755,113)	—	3,024,315	181,898,045
MFS Inflation-Adjusted Bond Fund	56,826	—	931,687	181,297,422
MFS Institutional Money Market Portfolio	—	—	163	105
MFS International Growth Fund	(162,388)	—	—	108,734,945
MFS International New Discovery Fund	(56,345)	—	—	36,358,543
MFS International Value Fund	(150,106)	—	—	108,721,393
MFS Mid Cap Growth Fund	(210,691)	—	—	254,714,845
MFS Mid Cap Value Fund	(226,133)	—	—	253,840,398
MFS New Discovery Fund	(123,135)	—	—	55,045,642
MFS New Discovery Value Fund	(72,079)	—	—	54,353,885
MFS Research Bond Fund	87,552	—	3,739,198	435,801,074
MFS Research Fund	(230,907)	—	—	289,867,193
MFS Research International Fund	(908,975)	—	—	217,494,214
MFS Value Fund	(282,208)	—	1,520,099	289,686,038

	$(6,828,533)	$—	$14,258,831	$3,630,419,910

4

QUARTERLY REPORT

August 31, 2012

MFS® GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS

8/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 87.0%
Asset-Backed & Securitized - 0.7%
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 2049		$870,221	$920,216
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046		870,221	996,870
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.003%, 2049		1,111,221	1,189,140

			$3,106,226
Building - 0.0%
Odebrecht Finance Ltd., 5.125%, 2022 (n)		$200,000	$207,000

Cable TV - 0.5%
DIRECTV Holdings LLC, 5.2%, 2020		$750,000	$846,821
Time Warner Cable, Inc., 5%, 2020		1,110,000	1,284,108

			$2,130,929
Chemicals - 0.2%
Dow Chemical Co., 8.55%, 2019		$590,000	$796,440

Emerging Market Quasi-Sovereign - 4.9%
Banco do Brasil S.A., 5.875%, 2022 (n)		$705,000	$743,775
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2022 (n)		957,000	1,043,130
CEZ A.S., 4.25%, 2022 (n)		627,000	666,300
CNOOC Finance (2012) Ltd., 3.875%, 2022 (n)		481,000	516,370
CNOOC Finance (2012) Ltd., 5%, 2042 (n)		201,000	233,511
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)		526,000	585,157
CNPC General Capital Ltd., 3.95%, 2022 (n)		200,000	215,388
Comision Federal de Electricidad, 5.75%, 2042 (n)		770,000	864,325
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)		384,000	410,093
Ecopetrol S.A., 7.625%, 2019		943,000	1,216,470
Empresa Nacional del Petroleo, 5.25%, 2020 (n)		115,000	127,048
Gaz Capital S.A., 5.999%, 2021 (n)		2,177,000	2,468,304
Gaz Capital S.A., 4.95%, 2022 (n)		353,000	370,226
Pertamina PT, 4.875%, 2022 (n)		320,000	341,600
Pertamina PT, 6%, 2042 (n)		376,000	406,080
Petrobras International Finance Co., 5.375%, 2021		1,664,000	1,851,749
Petroleos Mexicanos, 5.5%, 2021		1,075,000	1,247,000
Petroleos Mexicanos, 4.875%, 2022 (n)		455,000	509,600
Petroleos Mexicanos, 6.5%, 2041		828,000	1,022,580
Petroleos Mexicanos, 6.5%, 2041 (n)		101,000	124,735
Petroleos Mexicanos, 5.5%, 2044 (n)		213,000	232,170
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022		820,833	861,875
PT Perusahaan Listrik Negara, 5.5%, 2021 (n)		1,127,000	1,228,430
Sberbank of Russia, 6.125%, 2022 (n)		200,000	218,760
Sinopec Group Overseas Development (2012) Ltd., 2.75%, 2017 (z)		2,296,000	2,384,738
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 2022 (n)		342,000	367,363
Transnet SOC Ltd., 4%, 2022 (n)		209,000	212,396
Turkiye Ihracat Kredi Bankasi A.S., 5.375%, 2016		977,000	1,038,063
Turkiye Vakiflar Bankasi T.A.O., 5.75%, 2017 (n)		237,000	250,027

			$21,757,263
Emerging Market Sovereign - 12.4%
Credit Suisse (Russian Federation, CLN), 7.6%, 2021 (z)	RUB	48,927,000	$1,509,007
Deutsche Bank AG (Russian Federation, CLN), 7.15%, 2013 (n)	RUB	137,650,000	4,288,089
Government of Poland, 5.75%, 2022	PLN	6,517,000	2,094,139

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Republic of Guatemala, 5.75%, 2022 (n)		$228,000	$255,588
Republic of Hungary, 6.375%, 2021		122,000	129,930
Republic of Latvia, 5.25%, 2021		804,000	868,320
Republic of Lithuania, 6.625%, 2022 (n)		937,000	1,112,688
Republic of Peru, 6.95%, 2031 (z)	PEN	5,350,000	2,465,732
Republic of Poland, 5%, 2022		$426,000	489,900
Republic of Romania, 6.75%, 2022		498,000	540,330
Republic of Slovakia, 4.375%, 2022 (n)		1,712,000	1,774,591
Republic of South Africa, 10.5%, 2026	ZAR	29,117,000	4,387,821
Republic of South Africa, 6.25%, 2036	ZAR	22,869,000	2,186,291
Republic of Turkey, 10%, 2013	TRY	3,440,000	1,910,796
Republic of Turkey, 4.5%, 2015	TRY	3,721,809	2,155,302
Republic of Turkey, 9%, 2016	TRY	7,418,000	4,218,294
Republic of Turkey, 9.5%, 2022	TRY	3,561,000	2,123,837
Republic of Turkey, 3%, 2022	TRY	3,740,876	2,118,020
Republic of Turkey, 6.25%, 2022		$1,119,000	1,353,990
Russian Federation, 5%, 2020		2,200,000	2,508,000
Russian Federation, 4.5%, 2022 (n)		200,000	221,750
Russian Federation, 5.625%, 2042 (n)		1,000,000	1,181,250
United Mexican States, 8%, 2015	MXN	26,140,000	2,167,327
United Mexican States, 7.25%, 2016	MXN	42,080,000	3,475,075
United Mexican States, 7.75%, 2017	MXN	65,000,000	5,543,190
United Mexican States, 3.625%, 2022		$1,866,000	2,028,342
United Mexican States, 8.5%, 2029	MXN	24,080,000	2,280,695

			$55,388,294
Energy - Independent - 0.0%
Apache Corp., 4.75%, 2043		$118,000	$135,285

Energy - Integrated - 0.3%
Pacific Rubiales Energy Corp., 7.25%, 2021		$1,289,000	$1,495,240

Food & Beverages - 0.3%
Anheuser-Busch InBev S.A., 5.375%, 2020		$800,000	$977,015
Kraft Foods, Inc., 6.125%, 2018		410,000	498,868

			$1,475,883
International Market Quasi-Sovereign - 0.3%
Eksportfinans A.S.A., 1.875%, 2013		$222,000	$219,780
Temasek Financial I Ltd., 2.375%, 2023 (n)		1,000,000	1,003,932

			$1,223,712
International Market Sovereign - 50.2%
Federal Republic of Germany, 3.75%, 2013	EUR	11,001,000	$14,266,698
Federal Republic of Germany, 3.75%, 2015	EUR	10,457,000	14,316,707
Federal Republic of Germany, 4.25%, 2018	EUR	1,446,000	2,200,904
Federal Republic of Germany, 3.25%, 2021	EUR	1,261,000	1,863,270
Federal Republic of Germany, 6.25%, 2030	EUR	1,583,000	3,241,526
Government of Australia, 5.75%, 2021	AUD	4,893,000	6,142,425
Government of Canada, 4.5%, 2015	CAD	6,848,000	7,563,540
Government of Canada, 3.25%, 2021	CAD	2,384,000	2,724,447
Government of Canada, 5.75%, 2033	CAD	1,116,000	1,773,271
Government of Japan, 1.7%, 2017	JPY	915,600,000	12,493,955
Government of Japan, 1.1%, 2020	JPY	1,391,800,000	18,527,534
Government of Japan, 2.1%, 2024	JPY	1,082,750,000	15,481,465

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Government of Japan, 2.2%, 2027	JPY	611,500,000	$8,714,260
Government of Japan, 2.4%, 2037	JPY	537,550,000	7,668,713
Government of New Zealand, 6%, 2021	NZD	1,779,000	1,714,341
Kingdom of Belgium, 4.25%, 2021	EUR	3,635,000	5,264,868
Kingdom of Denmark, 3%, 2021	DKK	29,464,000	5,796,761
Kingdom of Norway, 3.75%, 2021	NOK	11,868,000	2,364,241
Kingdom of Spain, 4%, 2015	EUR	3,622,000	4,478,044
Kingdom of Spain, 5.5%, 2017	EUR	1,661,000	2,058,912
Kingdom of Spain, 4.6%, 2019	EUR	2,680,000	3,033,719
Kingdom of Sweden, 5%, 2020	SEK	28,340,000	5,505,891
Kingdom of the Netherlands, 3.75%, 2014	EUR	5,344,000	7,184,135
Kingdom of the Netherlands, 3.5%, 2020	EUR	360,000	524,220
Kingdom of the Netherlands, 5.5%, 2028	EUR	837,000	1,516,556
Republic of Finland, 4%, 2025	EUR	853,000	1,324,568
Republic of France, 6%, 2025	EUR	2,012,000	3,493,369
Republic of France, 4.75%, 2035	EUR	4,342,000	7,009,884
Republic of Iceland, 4.875%, 2016 (n)		$1,007,000	1,049,798
Republic of Iceland, 4.875%, 2016		1,045,000	1,089,413
Republic of Italy, 4.25%, 2015	EUR	2,229,000	2,870,251
Republic of Italy, 5.25%, 2017	EUR	13,605,000	17,524,092
Republic of Italy, 3.75%, 2021	EUR	4,560,000	5,078,042
United Kingdom Treasury, 5%, 2018	GBP	1,554,000	3,043,438
United Kingdom Treasury, 8%, 2021	GBP	3,331,000	8,228,297
United Kingdom Treasury, 4.25%, 2027	GBP	4,316,000	8,738,328
United Kingdom Treasury, 4.25%, 2036	GBP	4,173,000	8,343,317

			$224,213,200
Major Banks - 1.2%
ABN AMRO Bank N.V., FRN, 2.217%, 2014 (n)		$1,300,000	$1,308,715
Bank of America Corp., 7.625%, 2019		1,000,000	1,221,235
DBS Bank Ltd., 3.625% to 2017, FRN to 2022 (n)		392,000	402,561
JPMorgan Chase & Co., 4.5%, 2022		970,000	1,077,135
Morgan Stanley, 4.75%, 2017		1,020,000	1,047,812
PNC Financial Services Group, Inc., 5.125%, 2020		250,000	295,836

			$5,353,294
Metals & Mining - 0.9%
AngloGold Ashanti Holdings PLC, 5.125%, 2022		$1,015,000	$1,037,335
Southern Copper Corp., 7.5%, 2035		1,021,000	1,266,879
Vale Overseas Ltd., 4.375%, 2022		1,732,000	1,775,090

			$4,079,304
Mortgage-Backed - 0.4%
Fannie Mae, 2.578%, 2018		$1,000,000	$1,062,395
Freddie Mac, 3.882%, 2017		766,027	862,197

			$1,924,592
Other Banks & Diversified Financials - 0.3%
BBVA Banco Continental S.A., 5%, 2022 (z)		$216,000	$221,940
BBVA Bancomer S.A. Texas, 6.75%, 2022 (n)		227,000	244,025
Citigroup, Inc., 6.125%, 2018		750,000	869,798

			$1,335,763
Real Estate - 0.2%
Simon Property Group, Inc., REIT, 5.65%, 2020		$890,000	$1,070,901

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - 0.2%
America Movil S.A.B. de C.V., 3.125%, 2022	$1,056,000	$1,082,436

Telephone Services - 0.1%
Oi S.A., 5.75%, 2022 (n)	$208,000	$216,070

Tobacco - 0.1%
Altria Group, Inc., 9.7%, 2018	$252,000	$361,755

U.S. Treasury Obligations - 13.8%
U.S. Treasury Bonds, 6.875%, 2025	$2,306,000	$3,634,113
U.S. Treasury Bonds, 5.25%, 2029	2,115,000	3,015,197
U.S. Treasury Bonds, 4.5%, 2039	3,737,000	5,159,979
U.S. Treasury Notes, 1.375%, 2013	18,347,000	18,428,699
U.S. Treasury Notes, 4.125%, 2015	16,764,000	18,490,172
U.S. Treasury Notes, 4.75%, 2017	5,243,000	6,303,481
U.S. Treasury Notes, 3.5%, 2020	5,572,000	6,548,404

		$61,580,045
Total Bonds		$388,933,632

Money Market Funds - 11.1%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)	49,311,690	$49,311,690
Total Investments		$438,245,322

Other Assets, Less Liabilities - 1.9%		8,632,806
Net Assets - 100.0%		$446,878,128

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $25,400,845, representing 5.7% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
BBVA Banco Continental S.A., 5%, 2022	8/23/2012	$216,000	$221,940
Credit Suisse (Russian Federation, CLN), 7.6%, 2021	7/09/2012	1,446,274	1,509,007
Republic of Peru, 6.95%, 2031	1/25/2012	2,006,459	2,465,732
Sinopec Group Overseas Development (2012) Ltd., 2.75%, 2017	5/10/2012	2,289,856	2,384,738
Total Restricted Securities			$6,581,417
% of Net assets			1.5%

The following abbreviations are used in this report and are defined:

CLN	Credit-Linked Note
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

4

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 8/31/12

Forward Foreign Currency Exchange Contracts at 8/31/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	BRL	Deutsche Bank AG	13,480,000	10/02/12	$6,560,177	$6,611,040	$50,863
BUY	BRL	JP Morgan Chase Bank N.A.	8,568,000	10/02/12	4,180,940	4,202,032	21,092
BUY	BRL	UBS AG	13,255,000	10/02/12	6,497,600	6,500,692	3,092
BUY	CAD	Citibank N.A.	147,000	10/12/12	148,375	149,008	633
BUY	CAD	Goldman Sachs International	606,671	10/12/12	611,026	614,959	3,933
BUY	CAD	Merrill Lynch International Bank	785,580	10/12/12	793,469	796,313	2,844
BUY	COP	JP Morgan Chase Bank N.A.	7,771,066,000	11/02/12	4,201,712	4,221,375	19,663
BUY	CZK	Goldman Sachs International	21,370,000	10/12/12	1,029,706	1,081,031	51,325
BUY	DKK	Credit Suisse Group	210,000	10/12/12	34,511	35,478	967
BUY	EUR	Barclays Bank PLC	3,878,097	10/12/12	4,773,379	4,879,773	106,394
BUY	EUR	Citibank N.A.	4,063,000	10/12/12	5,086,682	5,112,434	25,752
BUY	EUR	Credit Suisse Group	1,341,000	10/12/12	1,664,315	1,687,368	23,053
BUY	EUR	Deutsche Bank AG	842,000	10/12/12	1,025,608	1,059,481	33,873
BUY	EUR	Morgan Stanley Capital Services, Inc.	1,089,000	10/12/12	1,339,043	1,370,278	31,235
BUY	GBP	Barclays Bank PLC	1,122,000	10/12/12	1,744,755	1,781,335	36,580
SELL	IDR	JP Morgan Chase Bank N.A.	80,612,650,000	9/17/12	8,448,192	8,440,386	7,806
BUY	INR	JP Morgan Chase Bank N.A.	70,376,000	9/07/12	1,254,922	1,264,635	9,713
BUY	JPY	Citibank N.A.	562,455,553	10/12/12	7,081,460	7,185,912	104,452
BUY	JPY	Deutsche Bank AG	119,350,000	10/12/12	1,521,074	1,524,811	3,737
BUY	JPY	Merrill Lynch International Bank	562,455,553	10/12/12	7,075,740	7,185,912	110,172
BUY	JPY	Morgan Stanley Capital Services, Inc.	54,241,000	10/12/12	681,879	692,981	11,102
SELL	JPY	Citibank N.A.	208,907,156	10/12/12	2,672,251	2,668,990	3,261

5

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
BUY	MXN	Barclays Bank PLC	9,464,000	9/10/12	$709,711	$716,411	$6,700
BUY	MXN	Citibank N.A.	46,557,000	10/12/12	3,505,567	3,513,314	7,747
BUY	MXN	Deutsche Bank AG	105,078,000	9/04/12-10/09/12	7,864,188	7,946,688	82,500
BUY	MXN	JP Morgan Chase Bank N.A.	153,825,710	9/04/12-10/09/12	11,494,004	11,634,322	140,318
BUY	MXN	UBS AG	19,490,000	9/10/12	1,461,846	1,475,364	13,518
BUY	MYR	JP Morgan Chase Bank N.A.	32,439,357	9/07/12	10,320,816	10,380,690	59,874
BUY	NOK	Deutsche Bank AG	232,000	10/12/12	39,004	39,977	973
BUY	PEN	Deutsche Bank AG	453,000	9/25/12	169,886	173,149	3,263
BUY	RUB	Citibank N.A.	61,761,000	10/29/12	1,894,056	1,898,536	4,480
BUY	RUB	JP Morgan Chase Bank N.A.	520,453,275	9/04/12-11/06/12	15,963,572	16,036,773	73,201
BUY	SEK	Citibank N.A.	3,874,740	10/12/12	576,782	584,244	7,462
BUY	SEK	Deutsche Bank AG	12,083,808	10/12/12	1,797,092	1,822,031	24,939
BUY	SGD	UBS AG	8,456,000	10/12/12	6,674,692	6,783,679	108,987
BUY	THB	JP Morgan Chase Bank N.A.	205,395,000	9/28/12	6,503,620	6,572,267	68,647
BUY	ZAR	Barclays Bank PLC	18,813,985	9/07/12	2,227,858	2,238,352	10,494
BUY	ZAR	JP Morgan Chase Bank N.A.	18,390,000	11/30/12	2,158,273	2,163,265	4,992

							$1,279,637

Liability Derivatives
BUY	AUD	Citibank N.A.	1,372,060	10/12/12	$1,440,836	$1,412,640	$(28,196)
BUY	AUD	Morgan Stanley Capital Services, Inc.	132,000	10/12/12	137,460	135,904	(1,556)
BUY	AUD	UBS AG	1,363,435	10/12/12	1,411,646	1,403,760	(7,886)
SELL	AUD	Barclays Bank PLC	348,430	10/12/12	357,708	358,735	(1,027)
SELL	AUD	Credit Suisse Group	33,000	10/12/12	33,650	33,976	(326)
SELL	AUD	Goldman Sachs International	29,000	10/12/12	29,096	29,858	(762)
SELL	AUD	Westpac Banking Corp.	4,239,169	10/12/12	4,291,395	4,364,547	(73,152)
BUY	BRL	Deutsche Bank AG	620,000	10/02/12	304,818	304,069	(749)
SELL	CAD	Barclays Bank PLC	4,000	10/12/12	4,034	4,055	(21)
SELL	CAD	Credit Suisse Group	660,723	10/12/12	665,271	669,750	(4,479)
SELL	CAD	Goldman Sachs International	60,000	10/12/12	59,686	60,820	(1,134)
SELL	CAD	Merrill Lynch International Bank	5,329,368	10/12/12	5,203,597	5,402,178	(198,581)
BUY	COP	JP Morgan Chase Bank N.A.	7,771,066,000	9/04/12	4,319,707	4,260,453	(59,254)
SELL	COP	JP Morgan Chase Bank N.A.	7,771,066,000	9/04/12	4,234,913	4,260,453	(25,540)
SELL	DKK	Citibank N.A.	19,769,266	10/12/12	3,268,989	3,339,896	(70,907)
SELL	EUR	Barclays Bank PLC	7,573,829	10/12/12	9,335,441	9,530,077	(194,636)
SELL	EUR	Credit Suisse Group	1,186,000	10/12/12	1,459,006	1,492,333	(33,327)
SELL	EUR	Deutsche Bank AG	2,441,946	10/12/12	3,045,351	3,072,678	(27,327)
SELL	EUR	Goldman Sachs International	8,106,000	10/12/12	9,967,962	10,199,703	(231,741)
SELL	EUR	JP Morgan Chase Bank N.A.	44,677,689	10/12/12	54,857,691	56,217,510	(1,359,819)
SELL	GBP	Barclays Bank PLC	635,729	10/12/12	987,992	1,009,310	(21,318)
SELL	GBP	Deutsche Bank AG	593,729	10/12/12	921,372	942,629	(21,257)
BUY	HUF	Barclays Bank PLC	1,753,663,000	10/17/12	7,733,339	7,715,239	(18,100)
BUY	HUF	Citibank N.A.	401,654,000	10/17/12	1,805,309	1,767,076	(38,233)
BUY	IDR	JP Morgan Chase Bank N.A.	80,629,903,000	9/10/12-9/17/12	8,475,545	8,445,892	(29,653)
SELL	JPY	Barclays Bank PLC	547,252,000	10/12/12	6,957,698	6,991,672	(33,974)
SELL	JPY	Credit Suisse Group	52,641,000	10/12/12	668,873	672,540	(3,667)
SELL	JPY	Goldman Sachs International	108,376,000	10/12/12	1,380,120	1,384,608	(4,488)
SELL	JPY	UBS AG	96,045,389	10/12/12	1,221,377	1,227,072	(5,695)
BUY	MXN	Citibank N.A.	8,661,000	10/12/12	654,905	653,582	(1,323)
BUY	MXN	Deutsche Bank AG	28,657,000	9/17/12	2,173,142	2,167,801	(5,341)
SELL	MXN	CITIBANK N.A.	55,721,000	9/10/12	4,054,658	4,217,997	(163,339)
SELL	MXN	Deutsche Bank AG	42,682,000	9/04/12	3,193,613	3,232,554	(38,941)

6

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	MXN	JP Morgan Chase Bank N.A.	203,444,993	9/04/12-10/12/12	$15,159,664	$15,368,002	$(208,338)
BUY	MYR	Barclays Bank PLC	1,237,000	9/07/12	397,111	395,844	(1,267)
BUY	MYR	JP Morgan Chase Bank N.A.	15,145,000	9/07/12	4,879,188	4,846,445	(32,743)
SELL	NOK	Barclays Bank PLC	11,178,503	10/12/12	1,829,093	1,926,197	(97,104)
SELL	NOK	Citibank N.A.	2,717,998	10/12/12	443,820	468,345	(24,525)
BUY	NZD	Citibank N.A.	32,000	10/12/12	25,779	25,645	(134)
SELL	NZD	UBS AG	2,148,078	10/12/12	1,694,049	1,721,491	(27,442)
SELL	PEN	Barclays Bank PLC	554,000	9/25/12	206,447	211,755	(5,308)
BUY	PLN	Deutsche Bank AG	43,077,528	11/23/12	13,018,928	12,877,430	(141,498)
SELL	PLN	Merrill Lynch International Bank	14,538,000	11/23/12	4,337,014	4,345,934	(8,920)
BUY	RUB	Citibank N.A.	61,761,000	9/04/12	1,949,188	1,915,367	(33,821)
BUY	RUB	JP Morgan Chase Bank N.A.	323,104,000	9/06/12-9/13/12	10,103,016	10,014,491	(88,525)
SELL	RUB	Citibank N.A.	61,761,000	9/04/12	1,910,910	1,915,367	(4,457)
SELL	RUB	JP Morgan Chase Bank N.A.	352,577,638	9/04/12-9/06/12	10,890,034	10,933,516	(43,482)
SELL	SEK	Barclays Bank PLC	567,000	10/12/12	80,266	85,494	(5,228)
SELL	SEK	Credit Suisse Group	41,022,257	10/12/12	5,857,979	6,185,454	(327,475)
BUY	TRY	Barclays Bank PLC	630,000	10/12/12	347,992	344,455	(3,537)
BUY	TRY	JP Morgan Chase Bank N.A.	9,413,247	10/12/12	5,207,306	5,146,727	(60,579)
SELL	TRY	JP Morgan Chase Bank N.A.	5,235,324	10/12/12	2,832,105	2,862,432	(30,327)
BUY	ZAR	Citibank N.A.	25,766,000	10/12/12	3,114,819	3,050,723	(64,096)
BUY	ZAR	Deutsche Bank AG	17,807,000	10/12/12	2,166,878	2,108,369	(58,509)

							$(3,973,064)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

Supplemental Information

8/31/12 (unaudited)

(1) Investment Concentration

The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds. The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market, as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At August 31, 2012 the fund did not have more than 25% of its assets invested in any one industry.

(2) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments such as forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$61,580,045	$—	$61,580,045
Non-U.S. Sovereign Debt	—	296,785,374	—	296,785,374
Corporate Bonds	—	10,483,008	—	10,483,008
Residential Mortgage-Backed Securities	—	1,924,592	—	1,924,592
Commercial Mortgage-Backed Securities	—	3,106,226	—	3,106,226
Foreign Bonds	—	15,054,387	—	15,054,387
Mutual Funds	49,311,690	—	—	49,311,690
Total Investments	$49,311,690	$388,933,632	$—	$438,245,322

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(2,693,427)	$—	$—

8

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$428,490,152
Gross unrealized appreciation	$14,935,431
Gross unrealized depreciation	(5,180,261)
Net unrealized appreciation (depreciation)	$9,755,170

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	33,952,875	53,877,215	(38,518,400)	49,311,690

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$13,629	$49,311,690

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of 8/31/12, are as follows:

United States	29.4%
Japan	14.2%
Germany	8.1%
United Kingdom	6.4%
Italy	5.7%
Mexico	4.7%
Turkey	3.4%
Russia	2.9%
Canada	2.7%
Other Countries	22.5%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

9

QUARTERLY REPORT

August 31, 2012

MFS® ABSOLUTE RETURN FUND

PORTFOLIO OF INVESTMENTS

8/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 89.1%
Airlines - 0.3%
Continental Airlines, Inc., FRN, 0.817%, 2013	$322,544	$314,480

Apparel Manufacturers - 0.4%
VF Corp., FRN, 1.184%, 2013	$450,000	$452,307

Asset-Backed & Securitized - 6.0%
Ally Auto Receivables Trust, “A2”, 0.67%, 2013	$10,317	$10,318
Anthracite Ltd., “A”, CDO, FRN, 0.597%, 2019 (z)	131,174	114,121
ARI Fleet Lease Trust, “A”, FRN, 0.79%, 2020 (n)	648,906	648,906
Chesapeake Funding LLC, “A”, FRN, 1.99%, 2021 (z)	183,036	184,500
Chesapeake Funding LLC, “A”, FRN, 0.994%, 2023 (z)	554,000	555,486
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019 (z)	250,000	251,512
Ford Credit Auto Lease Trust, “A2”, 0.74%, 2013	392,631	392,923
Ford Credit Floorplan Master Owner Trust, “A2”, FRN, 0.839%, 2015	312,000	313,550
GE Equipment Transportation LLC, “A2”, 0.77%, 2013	227,770	227,850
GE Equipment Transportation LLC, “A2”, 0.77%, 2014	435,927	436,784
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	450,000	455,861
Hyundai Auto Receivables Trust, “A3”, 1.16%, 2015	150,000	150,759
John Deere Owner Trust, “A2”, 0.64%, 2014	30,735	30,742
Nissan Auto Lease Trust, “A2”, 0.7%, 2014	458,039	458,904
Porsche Innovative Lease Owner Trust, 0.92%, 2014 (n)	265,760	265,985
Santander Drive Auto Receivable Trust, “A2”, 1.04%, 2014	392,389	392,915
Santander Drive Auto Receivable Trust, “A2”, 0.91%, 2015	408,000	409,279
Santander Drive Auto Receivable Trust, “A2”, 0.57%, 2015	730,000	730,757
Smart Trust, “A2B”, FRN, 0.79%, 2014 (z)	614,000	614,477
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 6.097%, 2051	500,000	527,169

		$7,172,798
Automotive - 3.1%
American Honda Finance Corp., 1.85%, 2014 (n)	$620,000	$632,766
Daimler Finance North America LLC, FRN, 1.788%, 2013 (n)	240,000	241,986
Daimler Finance North America LLC, FRN, 1.668%, 2013 (n)	300,000	302,281
Ford Motor Credit Co. LLC, 4.207%, 2016 (n)	200,000	209,197
Harley-Davidson Financial Services, 3.875%, 2016 (n)	420,000	446,142
Nissan Motor Acceptance Corp., 3.25%, 2013 (n)	100,000	100,849
Nissan Motor Acceptance Corp., 4.5%, 2015 (n)	300,000	321,036
RCI Banque S.A., FRN, 2.328%, 2014 (n)	430,000	420,761
Toyota Motor Credit Corp., 1.25%, 2014	260,000	263,580
Toyota Motor Credit Corp., 3.2%, 2015	125,000	133,615
Volkswagen International Finance N.V., FRN, 1.218%, 2014 (n)	600,000	601,852

		$3,674,065
Banks & Diversified Financials (Covered Bonds) - 2.1%
Bank of Nova Scotia, 1.45%, 2013 (n)	$725,000	$732,178
Canadian Imperial Bank of Commerce, 2%, 2013 (n)	125,000	125,888
Compagnie de Financement Foncier, 2.125%, 2013 (n)	500,000	504,150
DnB Nor Boligkreditt AS, 2.1%, 2015 (n)	500,000	516,900
SpareBank 1 Boligkreditt A.S., 2.625%, 2016 (n)	400,000	421,920
Stadshypotek AB, FRN, 1.45%, 2013 (z)	250,000	252,450

		$2,553,486

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - 0.9%
NBCUniversal Media LLC, 2.1%, 2014	$400,000	$408,421
Vivendi S.A., 2.4%, 2015 (n)	240,000	241,244
WPP Finance, 8%, 2014	375,000	420,803

		$1,070,468
Brokerage & Asset Managers - 0.9%
BlackRock, Inc., 3.5%, 2014	$125,000	$133,163
BlackRock, Inc., 1.375%, 2015	500,000	509,225
Franklin Resources, Inc., 2%, 2013	425,000	429,699

		$1,072,087
Cable TV - 0.6%
Comcast Corp., 5.3%, 2014	$125,000	$132,710
DIRECTV Holdings LLC, 4.75%, 2014	425,000	456,850
DIRECTV Holdings LLC, 2.4%, 2017	120,000	123,559

		$713,119
Chemicals - 0.9%
Dow Chemical Co., 7.6%, 2014	$500,000	$554,867
Potash Corp. of Saskatchewan, Inc., 5.25%, 2014	100,000	107,441
PPG Industries, Inc., 5.75%, 2013	450,000	462,087

		$1,124,395
Computer Software - 0.4%
Adobe Systems, Inc., 3.25%, 2015	$425,000	$448,237

Conglomerates - 1.2%
ABB Finance (USA), Inc., 1.625%, 2017	$97,000	$98,574
ABB Treasury Center USA, Inc., 2.5%, 2016 (n)	600,000	626,738
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013	220,000	230,565
Ingersoll-Rand Global Holding Co. Ltd., 9.5%, 2014	230,000	258,896
United Technologies Corp., FRN, 0.967%, 2015	240,000	243,266

		$1,458,039
Consumer Products - 1.9%
Clorox Co., 5%, 2013	$625,000	$638,774
LVMH Moet Hennessy Louis Vuitton S.A., 1.625%, 2017 (n)	290,000	291,864
Mattel, Inc., 5.625%, 2013	400,000	410,373
Newell Rubbermaid, Inc., 5.5%, 2013	100,000	102,735
Newell Rubbermaid, Inc., 2%, 2015	400,000	402,877
Procter & Gamble Co., 0.7%, 2014	450,000	452,277

		$2,298,900
Consumer Services - 0.4%
eBay, Inc., 1.35%, 2017	$264,000	$266,412
Experian Finance PLC, 2.375%, 2017 (n)	249,000	251,686

		$518,098
Defense Electronics - 0.4%
BAE Systems Holdings, Inc., 4.95%, 2014 (n)	$420,000	$442,665

Electronics - 0.8%
Applied Materials, Inc., 2.65%, 2016	$400,000	$423,074
Broadcom Corp., 1.5%, 2013	125,000	126,481
Tyco Electronics Group S.A., 1.6%, 2015	270,000	273,728
Tyco Electronics Ltd., 6%, 2012	125,000	125,488

		$948,771

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - 0.9%
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	$425,000	$453,756
Korea Gas Corp., 2.25%, 2017 (z)	260,000	260,165
Petrobras International Finance Co., 3.875%, 2016	390,000	409,455

		$1,123,376
Emerging Market Sovereign - 0.6%
Russian Federation, 3.25%, 2017 (n)	$400,000	$419,268
State of Qatar, 5.15%, 2014 (n)	300,000	317,700

		$736,968
Energy - Independent - 0.8%
Encana Holdings Finance Corp., 5.8%, 2014	$440,000	$472,806
Hess Corp., 7%, 2014	400,000	434,820

		$907,626
Energy - Integrated - 2.8%
BG Energy Capital PLC, 2.875%, 2016 (n)	$280,000	$296,822
BP Capital Markets PLC, 3.125%, 2015	450,000	481,333
Cenovus Energy, Inc., 4.5%, 2014	425,000	455,384
Husky Energy, Inc., 5.9%, 2014	400,000	434,554
Petro-Canada Financial Partnership, 5%, 2014	420,000	455,291
Shell International Finance B.V., 1.125%, 2017	600,000	603,154
Total Capital International S.A., 1.5%, 2017	500,000	507,900
TOTAL S.A., 3%, 2015	125,000	133,342

		$3,367,780
Entertainment - 0.5%
Viacom, Inc., 1.25%, 2015	$650,000	$656,400

Financial Institutions - 0.9%
General Electric Capital Corp., 1.875%, 2013	$175,000	$177,455
General Electric Capital Corp., 2.15%, 2015	200,000	206,095
General Electric Capital Corp., FRN, 1.31%, 2014	700,000	704,302

		$1,087,852
Food & Beverages - 5.2%
Anheuser-Busch InBev S.A., 3%, 2012	$125,000	$125,345
Anheuser-Busch InBev S.A., 3.625%, 2015	500,000	537,827
Anheuser-Busch InBev S.A., 1.375%, 2017	130,000	131,464
Cadbury Schweppes U.S. Finance, 5.125%, 2013	125,000	130,377
Campbell Soup Co., FRN, 0.743%, 2014	600,000	602,867
Cargill, Inc., 5.2%, 2013 (n)	300,000	305,513
Conagra Foods, Inc., 5.875%, 2014	325,000	350,059
Diageo Capital PLC, 7.375%, 2014	400,000	436,786
Diageo Capital PLC, 1.5%, 2017	300,000	305,652
General Mills, Inc., 5.25%, 2013	125,000	130,585
General Mills, Inc., 5.2%, 2015	400,000	444,610
H.J. Heinz Co., 5.35%, 2013	425,000	442,385
Kellogg Co., 4.45%, 2016	200,000	222,836
Kraft Foods Group, Inc., 1.625%, 2015 (n)	480,000	487,536
Miller Brewing Co., 5.5%, 2013 (n)	125,000	130,078
Molson Coors Brewing Co., 2%, 2017	500,000	510,829
PepsiCo, Inc., 2.5%, 2016	225,000	237,524
Pernod-Ricard S.A., 2.95%, 2017 (n)	410,000	427,290
SABMiller Holdings, Inc., 1.85%, 2015 (n)	220,000	225,396

		$6,184,959

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Drug Stores - 0.3%
CVS Caremark Corp., 3.25%, 2015	$350,000	$371,280

Gaming & Lodging - 0.3%
Marriott International, Inc., 5.625%, 2013	$100,000	$102,042
Wyndham Worldwide Corp., 2.95%, 2017	242,000	243,836

		$345,878
Insurance - 2.7%
Aflac, Inc., 3.45%, 2015	$400,000	$427,940
American International Group, Inc., 3.65%, 2014	400,000	410,544
American International Group, Inc., 3%, 2015	140,000	143,999
Lincoln National Corp., 4.3%, 2015	125,000	133,268
MassMutual Global Funding, FRN, 0.835%, 2014 (n)	130,000	130,437
MetLife, Inc., FRN, 1.692%, 2013	550,000	555,658
Metropolitan Life Global Funding I, 5.125%, 2013 (n)	130,000	133,511
New York Life Global Funding, 1.3%, 2015 (n)	740,000	752,103
Prudential Financial, Inc., 3.625%, 2012	125,000	125,128
Prudential Financial, Inc., 2.75%, 2013	400,000	403,074

		$3,215,662
Insurance - Health - 0.9%
UnitedHealth Group, Inc., 4.875%, 2013	$460,000	$468,746
UnitedHealth Group, Inc., 4.875%, 2013	125,000	128,070
WellPoint, Inc., 5%, 2014	400,000	433,552

		$1,030,368
Insurance - Property & Casualty - 1.2%
ACE Ltd., 2.6%, 2015	$215,000	$225,412
Aon Corp., 3.5%, 2015	375,000	395,394
AXIS Capital Holdings Ltd., 5.75%, 2014	370,000	398,089
Berkshire Hathaway, Inc., FRN, 1.135%, 2014	460,000	465,369

		$1,484,264
International Market Quasi-Sovereign - 5.8%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$487,000	$509,894
Caisse d’Amortissement de la Dette Sociale, 3.5%, 2014	800,000	840,272
Dexia Credit Local, NY, 2%, 2013 (n)	250,000	250,184
Electricite de France PLC, 5.5%, 2014 (n)	500,000	529,319
Finance for Danish Industry A.S., 2%, 2013 (n)	850,000	858,976
ING Bank N.V., 3.9%, 2014 (n)	200,000	209,644
Instituto de Credito Oficial, 2.5%, 2012	200,000	199,869
KfW Bankengruppe, 3.5%, 2014	175,000	183,432
Kommunalbanken AS, 1%, 2014 (n)	620,000	625,400
Kommunalbanken AS, 1.75%, 2015 (n)	150,000	154,755
Landwirtschaftliche Rentenbank, 3.125%, 2016 (n)	300,000	324,030
Nederlandse Waterschapsbank N.V., 1.375%, 2014 (n)	750,000	757,155
Oesterreichische Kontrollbank AG, 1.375%, 2014	1,000,000	1,011,725
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	150,000	156,889
Statoil A.S.A., 2.9%, 2014	125,000	131,400
Statoil A.S.A., 1.8%, 2016	180,000	186,562

		$6,929,506
International Market Sovereign - 1.0%
Republic of Finland, 1.25%, 2015 (n)	$1,000,000	$1,022,900
Republic of Iceland, 4.875%, 2016 (n)	201,000	209,543

		$1,232,443

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Local Authorities - 1.2%
Province of British Columbia, 2.85%, 2015	$1,000,000	$1,066,500
Province of Ontario, 2.3%, 2016	300,000	316,410

		$1,382,910
Machinery & Tools - 0.3%
Caterpillar Financial Services Corp., 1.1%, 2015	$300,000	$304,277

Major Banks - 5.6%
ABN AMRO Bank N.V., 3%, 2014 (n)	$200,000	$201,287
ABN AMRO Bank N.V., FRN, 2.217%, 2014 (n)	230,000	231,542
ANZ National (International) Ltd., FRN, 1.468%, 2013 (n)	450,000	453,765
Commonwealth Bank of Australia, 3.75%, 2014 (n)	125,000	131,638
DBS Bank Ltd., 2.35%, 2017 (n)	420,000	432,911
HSBC Bank PLC, 3.1%, 2016 (n)	420,000	440,231
ING Bank N.V., 3.75%, 2017 (n)	232,000	240,452
ING Bank N.V., FRN, 1.518%, 2013 (n)	200,000	200,678
ING Bank N.V., FRN, 1.868%, 2014 (n)	350,000	348,492
Intesa Sanpaolo S.p.A., FRN, 2.831%, 2014 (n)	200,000	191,697
KeyCorp, 3.75%, 2015	100,000	107,686
Macquarie Bank Ltd., 5%, 2017 (n)	580,000	605,868
National Australia Bank Ltd., 2%, 2015	420,000	427,933
PNC Funding Corp., 3.625%, 2015	125,000	133,102
Royal Bank of Scotland PLC, 4.375%, 2016	120,000	126,490
Standard Chartered PLC, 3.85%, 2015 (n)	100,000	104,550
Standard Chartered PLC, FRN, 1.388%, 2014 (n)	500,000	498,382
Sumitomo Mitsui Banking Corp., 1.35%, 2015	420,000	424,226
Wells Fargo & Co., 3.75%, 2014	550,000	581,738
Wells Fargo & Co., 1.25%, 2015	250,000	252,539
Westpac Banking Corp., 2%, 2017	610,000	616,431

		$6,751,638
Medical & Health Technology & Services - 2.0%
Aristotle Holding, Inc., 2.1%, 2015 (n)	$385,000	$392,417
Baxter International, Inc., 1.85%, 2017	210,000	217,721
Becton, Dickinson & Co., 1.75%, 2016	150,000	154,984
Covidien International Finance S.A., 1.875%, 2013	500,000	505,135
Covidien International Finance S.A., 1.35%, 2015	250,000	252,533
McKesson Corp., 3.25%, 2016	375,000	403,777
Thermo Fisher Scientific, Inc., 2.25%, 2016	440,000	455,734

		$2,382,301
Metals & Mining - 1.0%
Anglo American Capital, 2.15%, 2013 (n)	$400,000	$402,680
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 2017	310,000	312,837
Rio Tinto Finance (USA) Ltd., 2.5%, 2016	500,000	521,550

		$1,237,067
Mortgage-Backed - 4.6%
Fannie Mae, 5.324%, 2016	$212,920	$239,254
Fannie Mae, 4%, 2025	1,500,235	1,606,360
Fannie Mae, 3%, 2027	1,244,272	1,314,899
Fannie Mae, TBA, 3%, 2018	1,100,000	1,160,328
Freddie Mac, 1.655%, 2016	197,790	204,194
Freddie Mac, 3.5%, 2026	870,547	921,617

		$5,446,652

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Natural Gas - Pipeline - 1.0%
Energy Transfer Partners LP, 8.5%, 2014	$257,000	$284,047
Enterprise Products Operating LP, 3.2%, 2016	400,000	421,981
Kinder Morgan Energy Partners LP, 5.125%, 2014	420,000	454,327

		$1,160,355
Network & Telecom - 1.6%
BellSouth Corp., 5.2%, 2014	$400,000	$435,299
France Telecom, 2.125%, 2015	125,000	127,891
Telecom Italia Capital, 5.25%, 2013	400,000	409,500
Telefonica Emisiones S.A.U., 2.582%, 2013	275,000	275,275
Verizon Communications, Inc., 5.25%, 2013	600,000	617,608

		$1,865,573
Oil Services - 0.4%
Noble Corp., 5.875%, 2013	$500,000	$518,145

Oils - 0.1%
Phillips 66, 1.95%, 2015 (n)	$180,000	$183,566

Other Banks & Diversified Financials - 4.1%
American Express Centurion Bank, 5.5%, 2013	$250,000	$257,581
American Express Credit Corp., 2.8%, 2016	450,000	479,090
BB&T Corp., 2.05%, 2014	170,000	173,749
BBVA Senior Finance S.A. Unipersonal, FRN, 2.562%, 2014	300,000	286,852
Capital One Financial Corp., 2.15%, 2015	270,000	276,532
Capital One Financial Corp., FRN, 1.605%, 2014	450,000	453,215
Danske Bank A/S, 3.75%, 2015 (n)	100,000	102,309
Lloyds TSB Bank PLC, 4.375%, 2015 (n)	675,000	703,080
National Bank of Canada, 1.5%, 2015	270,000	274,907
Nordea Bank AB, 1.75%, 2013 (n)	125,000	125,649
Santander International Debt S.A., 2.991%, 2013 (n)	300,000	296,031
Santander UK PLC, 3.875%, 2014 (n)	100,000	100,700
SunTrust Banks, Inc., 3.5%, 2017	303,000	321,514
Svenska Handelsbanken AB, 2.875%, 2012 (n)	125,000	125,066
Svenska Handelsbanken AB, 4.875%, 2014 (n)	100,000	106,250
Svenska Handelsbanken AB, 2.875%, 2017	289,000	300,994
Union Bank, FRN, 1.417%, 2014	500,000	497,842

		$4,881,361
Personal Computers & Peripherals - 0.3%
Hewlett-Packard Co., 2.625%, 2014	$320,000	$327,400

Pharmaceuticals - 1.3%
Amgen, Inc., 2.3%, 2016	$450,000	$468,280
Celgene Corp., 2.45%, 2015	425,000	439,931
Sanofi, 1.2%, 2014	200,000	202,800
Teva Pharmaceutical Finance III, 1.7%, 2014	420,000	426,846

		$1,537,857
Printing & Publishing - 0.4%
Pearson PLC, 4%, 2016 (n)	$500,000	$535,715

Real Estate - 1.2%
ERP Operating, REIT, 5.125%, 2016	$510,000	$571,637
HCP, Inc., REIT, 2.7%, 2014	470,000	479,590

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Real Estate - continued
Simon Property Group, Inc., REIT, 6.1%, 2016	$222,000	$255,467
WEA Finance LLC, REIT, 5.4%, 2012 (n)	100,000	100,310

		$1,407,004
Retailers - 0.9%
AutoZone, Inc., 6.5%, 2014	$125,000	$134,289
Home Depot, Inc., 5.25%, 2013	125,000	132,722
Staples, Inc., 9.75%, 2014	300,000	335,067
Wesfarmers Ltd., 6.998%, 2013 (n)	100,000	103,360
Wesfarmers Ltd., 2.983%, 2016 (n)	400,000	416,333

		$1,121,771
Specialty Chemicals - 0.8%
Airgas, Inc., 2.95%, 2016	$400,000	$418,410
Ecolab, Inc., 2.375%, 2014	200,000	207,492
Ecolab, Inc., 1%, 2015	350,000	351,381

		$977,283
Specialty Stores - 0.3%
Best Buy Co., Inc., 6.75%, 2013	$300,000	$308,102

Supermarkets - 0.8%
Delhaize Group, 5.875%, 2014	$360,000	$378,588
Kroger Co., 5%, 2013	125,000	128,079
Tesco PLC, 2%, 2014 (n)	280,000	283,651
Woolworths Ltd., 2.55%, 2015 (n)	125,000	129,675

		$919,993
Supranational - 1.6%
Council of Europe, 4.5%, 2014	$800,000	$856,051
European Investment Bank, 5%, 2013	1,000,000	1,050,800

		$1,906,851
Telecommunications - Wireless - 0.8%
America Movil S.A.B. de C.V., 2.375%, 2016	$200,000	$207,681
Crown Castle Towers LLC, 4.523%, 2015 (n)	560,000	591,286
Vodafone Group PLC, 4.15%, 2014	125,000	132,584

		$931,551
Tobacco - 1.0%
Altria Group, Inc., 8.5%, 2013	$325,000	$354,401
B.A.T. International Finance PLC, 8.125%, 2013 (n)	125,000	135,096
B.A.T. International Finance PLC, 1.4%, 2015 (n)	470,000	473,637
Lorillard Tobacco Co., 3.5%, 2016	190,000	202,247

		$1,165,381
Transportation - Services - 0.6%
ERAC USA Finance Co., 2.75%, 2013 (n)	$525,000	$533,045
ERAC USA Finance Co., 2.75%, 2017 (n)	202,000	208,204

		$741,249
U.S. Government Agencies and Equivalents - 3.7%
Aid-Egypt, 4.45%, 2015	$730,000	$817,710
Federal Home Loan Bank, 1.375%, 2014	2,000,000	2,041,024
National Credit Union Administration, 1.4%, 2015	820,000	837,466
Small Business Administration, 2.25%, 2021	727,272	754,981

		$4,451,181

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Treasury Obligations - 4.2%
U.S. Treasury Notes, 0.5%, 2012 (f)	$5,000,000	$5,004,295

Utilities - Electric Power - 5.1%
Dominion Resources, Inc., 1.95%, 2016	$460,000	$473,493
DTE Energy Co., FRN, 1.167%, 2013	400,000	401,229
Duke Energy Corp., 6.3%, 2014	525,000	564,978
Duke Energy Corp., 1.625%, 2017	110,000	110,307
EDP Finance B.V., 5.375%, 2012 (n)	300,000	301,350
Enel Finance International S.A., 5.7%, 2013 (n)	320,000	323,479
Exelon Generation Co. LLC, 5.35%, 2014	400,000	422,975
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	125,000	124,665
NextEra Energy Capital Holdings, Inc., 1.611%, 2014	530,000	533,929
Northeast Utilities, FRN, 1.218%, 2013	800,000	804,502
PG&E Corp., 5.75%, 2014	200,000	214,696
PPL WEM Holdings PLC, 3.9%, 2016 (n)	440,000	464,741
Progress Energy, Inc., 6.05%, 2014	500,000	537,896
PSEG Power LLC, 2.75%, 2016	190,000	198,212
Southern Co., 2.375%, 2015	550,000	573,433

		$6,049,885
Total Bonds		$106,435,640

Money Market Funds - 10.9%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)	13,069,580	$13,069,580
Total Investments		$119,505,220

Other Assets, Less Liabilities - (0.0)%		(21,037)
Net Assets - 100.0%		$119,484,183

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $29,834,742, representing 25.0% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., “A”, CDO, FRN, 0.597%, 2019	5/11/11	$121,619	$114,121
Chesapeake Funding LLC, “A”, FRN, 1.99%, 2021	8/09/12	184,943	184,500
Chesapeake Funding LLC, “A”, FRN, 0.994%, 2023	5/10/12	554,000	555,486
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019	3/22/12	249,973	251,512
Korea Gas Corp., 2.25%, 2017	7/18/12	258,756	260,165
Smart Trust, “A2B”, FRN, 0.79%, 2014	3/07/12	614,000	614,477
Stadshypotek AB, FRN, 1.45%, 2013	6/08/11	251,024	252,450
Total Restricted Securities			$2,232,711
% of Net assets			1.9%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 8/31/12

Forward Foreign Currency Exchange Contracts at 8/31/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	JPMorgan Chase Bank N.A.	1,389,228	11/08/12	$1,445,096	$1,426,642	$18,454
BUY	GBP	JPMorgan Chase Bank N.A.	1,852,180	11/08/12	2,916,180	2,940,377	24,197
SELL	JPY	Goldman Sachs International	238,597,108	11/08/12	3,054,512	3,049,106	5,406
SELL	JPY	JPMorgan Chase Bank N.A.	136,960,390	11/08/12	1,752,140	1,750,259	1,881
SELL	NZD	JPMorgan Chase Bank N.A.	2,968,297	11/08/12	2,387,134	2,374,259	12,875
BUY	SEK	Goldman Sachs International	22,728,345	11/08/12	3,375,343	3,423,496	48,153
BUY	SEK	JPMorgan Chase Bank N.A.	14,134,124	11/08/12	2,069,448	2,128,976	59,528

							$170,494

Liability Derivatives
BUY	AUD	JPMorgan Chase Bank N.A.	1,026,587	11/08/12	$1,076,000	$1,054,235	$(21,765)
SELL	CAD	JPMorgan Chase Bank N.A.	243,248	11/08/12	242,072	246,414	(4,342)
SELL	EUR	Goldman Sachs International	75,675	11/08/12	93,482	95,255	(1,773)
SELL	GBP	JPMorgan Chase Bank N.A.	2,183,936	11/08/12	3,419,000	3,467,047	(48,047)
SELL	JPY	Goldman Sachs International	114,613,632	11/08/12	1,464,000	1,464,683	(683)
SELL	NOK	JPMorgan Chase Bank N.A.	13,379,152	11/08/12	2,212,120	2,302,899	(90,779)
BUY	NZD	JPMorgan Chase Bank N.A.	2,506,850	11/08/12	2,031,000	2,005,161	(25,839)

							$(193,228)

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 8/31/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
AEX Amsterdam Index (Short)	EUR	7	$579,959	September - 2012	$4,991
FTSE 100 Index (Long)	GBP	22	1,990,640	September - 2012	100,490
FTSE MIB Index (Long)	EUR	20	1,900,158	September - 2012	236,086
FTSE JSE Top 40 Index (Long)	ZAR	37	1,369,040	September - 2012	25,180
Hang Seng Index (Short)	HKD	14	1,752,408	September - 2012	24,051
IBEX Index (Long)	EUR	15	1,396,649	September - 2012	50,507
ISE 30 Index (Long)	TRY	427	1,936,432	October - 2012	15,237
MSCI Singapore Index (Short)	SGD	5	278,921	September - 2012	642
NIFTY Index (Short)	USD	42	444,854	September - 2012	8,036
NIKKEI 225 Index (Short)	JPY	17	1,922,917	September - 2012	722

					$465,942

Interest Rate Futures
Australian Treasury Bond 10 yr (Long)	AUD	42	$5,454,572	September - 2012	$68,990
Japan Govt Bond 10 yr (Short)	JPY	4	7,356,792	September - 2012	3,500
U.S. Treasury Note 10 yr (Long)	USD	34	4,546,438	December - 2012	33,881

					$106,371

					$572,313

Liability Derivatives
Equity Futures
Australian SPI 200 Index (Short)	AUD	4	$445,830	September - 2012	$(5,128)
Bovespa Index (Long)	BRL	99	2,810,519	October - 2012	(120,280)
CAC 40 Index (Long)	EUR	83	3,555,253	September - 2012	(32,593)
DAX Index (Long)	EUR	13	2,849,027	September - 2012	(5,583)
H-shares Index (Long)	HKD	14	836,073	September - 2012	(16,821)
KOSPI Index (Short)	KRW	4	443,208	September - 2012	(19,402)
Mex Bolsa Index (Short)	MXN	17	509,338	September - 2012	(17,308)
MSCI Taiwan Index (Long)	USD	11	288,819	September - 2012	(434)
OMX Index (Long)	SEK	14	221,346	September - 2012	(8,315)
Russell 2000 Index (Short)	USD	29	2,352,190	September - 2012	(133,985)
S&P 500 E-Mini Index (Short)	USD	22	1,545,610	September - 2012	(115,456)
S&P TSX 60 Index (Short)	CAD	27	3,739,873	September - 2012	(208,848)

					$(684,153)

Interest Rate Futures
Euro Bund (Short)	EUR	15	$2,717,225	September - 2012	$(21,546)
Govt Of Canada Bond 10 yr (Short)	CAD	30	4,158,458	December - 2012	(17,773)
GB Govt Bond 10 yr (Short)	GBP	9	1,728,454	December - 2012	(1,608)
U.S. Treasury Note 5 yr (Short)	USD	39	4,861,898	December - 2012	(12,019)

					$(52,946)

					$(737,099)

At August 31, 2012, the fund had liquid securities with an aggregate value of $3,088,654 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$9,455,476	$—	$9,455,476
Non-U.S. Sovereign Debt	—	11,929,144	—	11,929,144
Corporate Bonds	—	43,830,856	—	43,830,856
Residential Mortgage-Backed Securities	—	5,446,652	—	5,446,652
Commercial Mortgage-Backed Securities	—	527,169	—	527,169
Asset-Backed Securities (including CDOs)	—	6,645,629	—	6,645,629
Foreign Bonds	—	28,600,714	—	28,600,714
Mutual Funds	13,069,580	—	—	13,069,580
Total Investments	$13,069,580	$106,435,640	$—	$119,505,220

Other Financial Instruments
Futures Contracts	$(611,442)	$446,656	$—	$(164,786)
Forward Foreign Currency Exchange Contracts	—	(22,734)	—	(22,734)

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$119,196,150
Gross unrealized appreciation	1,263,426
Gross unrealized depreciation	(954,356)
Net unrealized appreciation (depreciation)	$309,070

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	12,620,529	9,937,554	(9,488,503)	13,069,580

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,306	$13,069,580

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2012, are as follows:

United States	67.0%
France	6.9%
Ausrtalia	6.8%
United Kingdom	5.8%
Netherlands	2.8%
Brazil	2.7%
Italy	2.4%
Canada	(2.9)%
Japan	(6.2)%
Other Countries	14.7%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: October 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: October 17, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2012

*	Print name and title of each signing officer under his or her signature.